UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Transparent Value Trust
702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: March 29, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.29.2018

Guggenheim Funds Semi-Annual Report

Transparent Value Trust
Guggenheim Directional Allocation Fund
Guggenheim RBP® Dividend Fund
Guggenheim RBP® Large-Cap Defensive Fund
Guggenheim RBP® Large-Cap Market Fund
Guggenheim RBP® Large-Cap Value Fund

GuggenheimInvestments.com	RBP-SEMI-ANN-0318x0918

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	4
DIRECTIONAL ALLOCATION FUND	7
RBP® DIVIDEND FUND	17
RBP® LARGE-CAP DEFENSIVE FUND	27
RBP® LARGE-CAP MARKET FUND	37
RBP® LARGE-CAP VALUE FUND	46
NOTES TO FINANCIAL STATEMENTS	56
OTHER INFORMATION	62
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	63
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	67

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 29, 2018

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Adviser”), is pleased to present the shareholder report for Transparent Value Trust (the “Funds”) for the semiannual fiscal period ended March 29, 2018.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC
April 30, 2018

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

These funds may not be suitable for all investors. ● Stock markets can be volatile. ● Investments in securities of small and medium capitalization companies may involve greater risk of loss and more abrupt fluctuations in market price than investments in larger companies. ● Unlike many investment companies, the funds are not “actively managed.” Therefore, the funds would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the indexes. ● In addition, the funds’ returns may not match or achieve a high degree of correlation with the returns of the indexes for a number of reasons. ● The indexes are quantitative strategy indexes, meaning that the funds invest in securities comprising indexes created by a proprietary model. ● The success of the funds’ principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the indexes. ● The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the funds may have a lower return than if the funds were managed using a fundamental investment strategy or an index-based strategy that did not incorporate quantitative analysis. ● The funds could become more volatile if the indexes concentrate on a particular sector.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions. Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 29, 2018

As we enter the ninth year of the current expansion, one of the most important new developments to evaluate is the impact of the corporate tax cuts passed into law at the end of 2017. Guggenheim’s concern is that the substantial late-cycle fiscal easing in the pipeline will prompt more restrictive monetary policy, which increases the risk that the economy will experience a boom-bust cycle that ends in a recession.

With the unemployment rate at 4.1% and core inflation rising, fiscal policy should be leaning against the economy to prevent overheating, not providing further stimulus. Faster wage growth, rising core inflation, and an unsustainably low unemployment rate underpin our longstanding view that the U.S. Federal Reserve (the “Fed”) will raise interest rates four times in 2018. Fed funds futures show the market is now pricing in nearly three rate hikes for 2018, up from two at the beginning of the year, which contributed to a pickup in first-quarter market volatility. Tighter fiscal and monetary policy, along with rising policy uncertainty ahead of the 2018 mid-terms and 2020 presidential election, could prove to be too much for an overextended economy to bear.

Further complicating the story is the risk of a global trade war sparked by protectionist actions taken by the Trump administration. We now have new steel and aluminum tariffs in place that are likely to have some modest inflationary impact while hurting almost 20% of U.S. corporates, according to our estimates. We expect more protectionist trade and investment policies in place by year end.

Over the six months ended March 29, 2018, the bear flattening (the condition in which short-term rates rise faster than long-term rates) of the U.S. Treasury curve continued with Treasury yields higher across the curve. Yields increased the most in the belly and front end of the curve. The 2-year Treasury ended the period at 2.27%, while the 10-year finished the period at 2.74%.

For the six months ended March 29, 2018, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 2.80%. The return of the MSCI Emerging Markets Index* was 9.08%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -1.08% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned -0.39%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.64% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones U.S. Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM is a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM which in turn comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within S&P 500 Index that exhibit strong value characteristics.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2017 and ending March 29, 2018, for actual Fund returns. Hypothetical Fund returns are for the period beginning September 30, 2017 and ending March 31, 2018.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 29, 2018	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Directional Allocation Fund
A-Class	1.35%	8.78%	$ 1,000.00	$ 1,087.80	$ 6.95
C-Class	2.11%	8.37%	1,000.00	1,083.70	10.84
P-Class	1.36%	8.81%	1,000.00	1,088.10	7.00
Institutional Class	1.11%	8.93%	1,000.00	1,089.30	5.72
RBP® Dividend Fund
A-Class	1.21%	6.29%	1,000.00	1,062.90	6.15
C-Class	1.96%	5.88%	1,000.00	1,058.80	9.95
P-Class	1.21%	6.29%	1,000.00	1,062.90	6.15
Institutional Class	0.96%	6.50%	1,000.00	1,065.00	4.89
RBP® Large-Cap Defensive Fund
A-Class	1.21%	6.21%	1,000.00	1,062.10	6.15
C-Class	1.96%	5.82%	1,000.00	1,058.20	9.95
P-Class	1.21%	6.23%	1,000.00	1,062.30	6.15
Institutional Class	0.96%	6.29%	1,000.00	1,062.90	4.88
RBP® Large-Cap Market Fund
A-Class	1.21%	9.18%	1,000.00	1,091.80	6.24
C-Class	1.96%	8.64%	1,000.00	1,086.40	10.08
P-Class	1.21%	9.03%	1,000.00	1,090.30	6.24
Institutional Class	0.96%	9.26%	1,000.00	1,092.60	4.95
RBP® Large-Cap Value Fund
A-Class	1.21%	5.38%	1,000.00	1,053.80	6.13
C-Class	1.96%	5.06%	1,000.00	1,050.60	9.91
P-Class	1.21%	5.46%	1,000.00	1,054.60	6.13
Institutional Class	0.96%	5.59%	1,000.00	1,055.90	4.87

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period[4]
Table 2. Based on hypothetical 5% return (before expenses)[5]
Directional Allocation Fund
A-Class	1.35%	5.00%	$ 1,000.00	$ 1,018.20	$ 6.79
C-Class	2.11%	5.00%	1,000.00	1,014.41	10.60
P-Class	1.36%	5.00%	1,000.00	1,018.15	6.84
Institutional Class	1.11%	5.00%	1,000.00	1,019.40	5.59
RBP® Dividend Fund
A-Class	1.21%	5.00%	1,000.00	1,018.90	6.09
C-Class	1.96%	5.00%	1,000.00	1,015.16	9.85
P-Class	1.21%	5.00%	1,000.00	1,018.90	6.09
Institutional Class	0.96%	5.00%	1,000.00	1,020.14	4.84
RBP® Large-Cap Defensive Fund
A-Class	1.21%	5.00%	1,000.00	1,018.90	6.09
C-Class	1.96%	5.00%	1,000.00	1,015.16	9.85
P-Class	1.21%	5.00%	1,000.00	1,018.90	6.09
Institutional Class	0.96%	5.00%	1,000.00	1,020.14	4.84
RBP® Large-Cap Market Fund
A-Class	1.21%	5.00%	1,000.00	1,018.90	6.09
C-Class	1.96%	5.00%	1,000.00	1,015.16	9.85
P-Class	1.21%	5.00%	1,000.00	1,018.90	6.09
Institutional Class	0.96%	5.00%	1,000.00	1,020.14	4.84
RBP® Large-Cap Value Fund
A-Class	1.21%	5.00%	1,000.00	1,018.90	6.09
C-Class	1.96%	5.00%	1,000.00	1,015.16	9.85
P-Class	1.21%	5.00%	1,000.00	1,018.90	6.09
Institutional Class	0.96%	5.00%	1,000.00	1,020.14	4.84

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses in table 1 are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2017 to March 29, 2018.
[4]

Expenses in table 2 are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[5]	Hypothetical return for the period September 30, 2017 to March 31, 2018.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

DIRECTIONAL ALLOCATION FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 18, 2012
C-Class	June 18, 2012
P-Class	June 18, 2012
Institutional Class	June 18, 2012

Ten Largest Holdings (% of Total Net Assets)
ABIOMED, Inc.	2.0%
IPG Photonics Corp.	1.4%
Amazon.com, Inc.	1.4%
Centene Corp.	1.3%
salesforce.com, Inc.	1.3%
Cintas Corp.	1.3%
Red Hat, Inc.	1.3%
TransDigm Group, Inc.	1.2%
Fifth Third Bancorp	1.2%
PayPal Holdings, Inc.	1.2%
Top Ten Total	13.6%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	Since Inception (06/18/12)
A-Class Shares	8.78%	18.19%	10.97%	12.81%
A-Class Shares with sales charge‡	3.61%	12.55%	9.66%	11.66%
C-Class Shares	8.37%	17.27%	10.25%	12.07%
C-Class Shares with CDSC§	7.37%	16.27%	10.25%	12.07%
P-Class Shares**	8.81%	18.17%	11.08%	12.91%
Institutional Class Shares	8.93%	18.49%	11.36%	13.19%
Guggenheim Directional Allocation Total Return Index	9.60%	19.91%	12.75%	14.63%
Dow Jones U.S. Large-Cap Total Stock Market Index	5.96%	14.16%	13.20%	14.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market Index and Guggenheim Directional Allocation Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception (based on subscriptions made prior to May 9, 2016), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
DIRECTIONAL ALLOCATION FUND

	Shares	Value

COMMON STOCKS† - 99.3%

Consumer, Non-cyclical - 24.5%
ABIOMED, Inc.*	47,090	$13,702,719
Centene Corp.*	87,265	9,326,010
Cintas Corp.	53,307	9,093,108
PayPal Holdings, Inc.*	108,813	8,255,642
Vertex Pharmaceuticals, Inc.*	46,646	7,602,365
Edwards Lifesciences Corp.*	53,630	7,482,458
S&P Global, Inc.	37,098	7,087,944
Square, Inc. — Class A*	142,899	7,030,631
Moody’s Corp.	42,778	6,900,091
Sysco Corp.	109,349	6,556,566
Alexion Pharmaceuticals, Inc.*	56,873	6,339,065
AbbVie, Inc.	58,646	5,550,844
Estee Lauder Companies, Inc. — Class A	33,024	4,944,353
Align Technology, Inc.*	18,826	4,727,774
Worldpay, Inc. — Class A*	57,445	4,724,277
Avery Dennison Corp.	40,924	4,348,175
UnitedHealth Group, Inc.	20,215	4,326,010
Constellation Brands, Inc. — Class A	17,956	4,092,532
Monster Beverage Corp.*	70,218	4,017,172
Thermo Fisher Scientific, Inc.	19,039	3,930,792
Teleflex, Inc.	14,681	3,743,361
Zoetis, Inc.	44,426	3,710,015
Illumina, Inc.*	14,126	3,339,669
Global Payments, Inc.	29,031	3,237,537
IQVIA Holdings, Inc.*	32,725	3,210,650
Tyson Foods, Inc. — Class A	43,663	3,195,695
McCormick & Company, Inc.	29,624	3,151,697
Bristol-Myers Squibb Co.	47,343	2,994,445
Universal Health Services, Inc. — Class B	24,495	2,900,453
Mondelez International, Inc. — Class A	65,704	2,741,828
Molson Coors Brewing Co. — Class B	33,358	2,512,858
Mylan N.V.*	55,591	2,288,681
Clorox Co.	16,307	2,170,625
Kroger Co.	83,933	2,009,356
Total Consumer, Non-cyclical		171,245,398

Financial - 19.2%
Fifth Third Bancorp	268,461	8,523,637
JPMorgan Chase & Co.	72,602	7,984,042
Signature Bank*	45,005	6,388,460
Northern Trust Corp.	47,108	4,858,248
American Financial Group, Inc.	40,647	4,561,406
Regions Financial Corp.	242,633	4,508,121
FNF Group	111,676	4,469,274
Citizens Financial Group, Inc.	105,580	4,432,248
Mastercard, Inc. — Class A	24,627	4,313,665
Zions Bancorporation	80,324	4,235,485
CBRE Group, Inc. — Class A*	89,176	4,210,891
Ally Financial, Inc.	151,375	4,109,831
Cullen/Frost Bankers, Inc.	38,700	4,104,909
BlackRock, Inc. — Class A	7,470	4,046,648
SEI Investments Co.	53,598	4,015,026
KeyCorp	192,256	3,758,605
Unum Group	78,118	3,719,198
Bank of America Corp.	123,444	3,702,086
Bank of New York Mellon Corp.	70,268	3,620,910
Visa, Inc. — Class A	29,561	3,536,087
Willis Towers Watson plc	23,174	3,526,851
Cincinnati Financial Corp.	46,149	3,427,025
Prudential Financial, Inc.	32,644	3,380,286
American Tower Corp. — Class A REIT	22,865	3,323,199
Equinix, Inc. REIT	7,818	3,269,018
Raymond James Financial, Inc.	34,867	3,117,459
Weyerhaeuser Co. REIT	87,198	3,051,930
Citigroup, Inc.	45,069	3,042,157
Kilroy Realty Corp. REIT	38,775	2,751,474
Jones Lang LaSalle, Inc.	14,951	2,611,043
Liberty Property Trust REIT	62,620	2,487,893
GGP, Inc. REIT	115,615	2,365,483
PNC Financial Services Group, Inc.	15,323	2,317,450
CIT Group, Inc.	44,394	2,286,291
Total Financial		134,056,336

Technology - 13.8%
IPG Photonics Corp.*	41,705	9,733,113
salesforce.com, Inc.*	79,312	9,223,986
Red Hat, Inc.*	60,248	9,007,679
Cognizant Technology Solutions Corp. — Class A	89,787	7,227,853
Western Digital Corp.	67,732	6,249,632
Analog Devices, Inc.	68,347	6,228,462
Apple, Inc.	33,688	5,652,172
Applied Materials, Inc.	93,620	5,206,208
Lam Research Corp.	24,801	5,038,571
Fortinet, Inc.*	90,505	4,849,258
Intel Corp.	88,743	4,621,736
KLA-Tencor Corp.	39,393	4,294,231
MSCI, Inc. — Class A	25,337	3,787,121
Texas Instruments, Inc.	33,415	3,471,484
VMware, Inc. — Class A*	25,856	3,135,557
Synopsys, Inc.*	36,949	3,075,635
Intuit, Inc.	16,364	2,836,699
Broadcom Ltd.	11,846	2,791,510
Total Technology		96,430,907

Consumer, Cyclical - 12.5%
DR Horton, Inc.	175,664	7,701,110
Lennar Corp. — Class A	128,897	7,597,189
Home Depot, Inc.	39,155	6,978,987
Lear Corp.	36,803	6,848,670
CarMax, Inc.*	105,541	6,537,210
Southwest Airlines Co.	92,792	5,315,126
Burlington Stores, Inc.*	37,443	4,985,535
Delta Air Lines, Inc.	90,473	4,958,825
Costco Wholesale Corp.	21,966	4,139,053
Darden Restaurants, Inc.	41,162	3,509,061
Marriott International, Inc. — Class A	25,781	3,505,700
TJX Companies, Inc.	40,253	3,283,035
Lowe’s Companies, Inc.	36,779	3,227,357
Wyndham Worldwide Corp.	27,024	3,092,356
Hilton Worldwide Holdings, Inc.	37,180	2,928,297

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
DIRECTIONAL ALLOCATION FUND

	Shares	Value

LKQ Corp.*	75,795	$2,876,420
Dollar Tree, Inc.*	29,941	2,841,401
Norwegian Cruise Line Holdings Ltd.*	50,898	2,696,067
Allison Transmission Holdings, Inc.	60,599	2,366,997
AutoNation, Inc.*	43,947	2,055,841
Total Consumer, Cyclical		87,444,237

Industrial - 12.4%
TransDigm Group, Inc.	27,969	8,584,805
WestRock Co.	123,952	7,954,000
Lennox International, Inc.	34,946	7,141,914
Ball Corp.	158,109	6,278,508
Owens Corning	75,323	6,055,969
Spirit AeroSystems Holdings, Inc. — Class A	68,901	5,767,014
Waters Corp.*	27,504	5,463,670
Agilent Technologies, Inc.	79,980	5,350,662
Northrop Grumman Corp.	12,162	4,245,997
Raytheon Co.	17,703	3,820,662
General Dynamics Corp.	15,498	3,423,508
Allegion plc	35,649	3,040,503
Masco Corp.	74,563	3,015,328
CH Robinson Worldwide, Inc.	31,322	2,935,185
FLIR Systems, Inc.	58,660	2,933,586
AO Smith Corp.	43,918	2,792,746
FedEx Corp.	11,505	2,762,465
Packaging Corporation of America	23,611	2,660,960
Ingersoll-Rand plc	23,941	2,047,195
Total Industrial		86,274,677

Communications - 10.0%
Amazon.com, Inc.*	6,575	9,516,261
Alphabet, Inc. — Class C*	7,985	8,238,843
Facebook, Inc. — Class A*	47,407	7,575,165
CDW Corp.	95,236	6,696,043
Arista Networks, Inc.*	19,892	5,078,428
News Corp. — Class A	279,330	4,413,414
Comcast Corp. — Class A	122,719	4,193,308
Twenty-First Century Fox, Inc. — Class A	101,154	3,711,340
LogMeIn, Inc.	28,008	3,236,324
VeriSign, Inc.*	25,532	3,027,074
AT&T, Inc.	82,829	2,952,854
Verizon Communications, Inc.	60,113	2,874,604
eBay, Inc.*	65,114	2,620,187
Cisco Systems, Inc.	52,131	2,235,898
Discovery, Inc. — Class A*	87,841	1,882,433
CenturyLink, Inc.	110,180	1,810,257
Total Communications		70,062,433

Energy - 5.3%
Diamondback Energy, Inc.*	61,203	7,743,404
Pioneer Natural Resources Co.	37,425	6,428,866
Andeavor	52,159	5,245,109
Parsley Energy, Inc. — Class A*	168,517	4,885,308
Halliburton Co.	94,544	4,437,895
Phillips 66	23,138	2,219,397
ConocoPhillips	36,583	2,169,006
Anadarko Petroleum Corp.	33,095	1,999,269
Schlumberger Ltd.	28,779	1,864,304
Total Energy		36,992,558

Utilities - 1.2%
NRG Energy, Inc.	175,820	5,367,785
Vistra Energy Corp.*	141,034	2,937,738
Total Utilities		8,305,523

Basic Materials - 0.4%
RPM International, Inc.	56,365	2,686,919

Total Common Stocks
(Cost $556,687,096)		693,498,988

EXCHANGE-TRADED FUNDS† - 0.6%
SPDR S&P 500 ETF Trust	14,880	3,915,672
Total Exchange-Traded Funds
(Cost $4,070,774)		3,915,672

Total Investments - 99.9%
(Cost $560,757,870)		$697,414,660
Other Assets & Liabilities, net - 0.1%		762,539
Total Net Assets - 100.0%		$698,177,199

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
DIRECTIONAL ALLOCATION FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$693,498,988	$—	$—	$693,498,988
Exchange-Traded Funds	3,915,672	—	—	3,915,672
Total Assets	$697,414,660	$—	$—	$697,414,660

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

DIRECTIONAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments, at value (cost $560,757,870)	$697,414,660
Cash	2,546,329
Prepaid expenses	21,821
Receivables:
Fund shares sold	640,662
Dividends	370,942
Securities sold	212,506
Total assets	701,206,920

Liabilities:
Payable for:
Fund shares redeemed	1,708,573
Management fees	575,384
Distribution and service fees	310,279
Securities purchased	182,476
Fund accounting/administration fees	42,407
Transfer agent/maintenance fees	32,726
Trustees’ fees*	19,218
Due to Adviser	11,231
Miscellaneous	147,427
Total liabilities	3,029,721
Net assets	$698,177,199

Net assets consist of:
Paid in capital	$582,519,406
Accumulated net investment loss	(3,274,341)
Accumulated net realized loss on investments	(17,724,656)
Net unrealized appreciation on investments	136,656,790
Net assets	$698,177,199

A-Class:
Net assets	$132,863,442
Capital shares outstanding	7,716,315
Net asset value per share	$17.22
Maximum offering price per share (Net asset value divided by 95.25%)	$18.08

C-Class:
Net assets	$239,172,281
Capital shares outstanding	14,436,189
Net asset value per share	$16.57

P-Class:
Net assets	$34,267,410
Capital shares outstanding	1,980,648
Net asset value per share	$17.30

Institutional Class:
Net assets	$291,874,066
Capital shares outstanding	16,622,197
Net asset value per share	$17.56

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends	$4,289,290
Total investment income	4,289,290

Expenses:
Management fees	3,343,313
Distribution and service fees:
A-Class	189,162
C-Class	1,221,327
P-Class	44,045
Recoupment of previously waived fees
C-Class	22,594
P-Class	2,932
Institutional Class	39,534
Transfer agent/maintenance fees:
A-Class	8,776
C-Class	47,242
P-Class	7,165
Institutional Class	36,538
Fund accounting/administration fees	230,115
Line of credit fees	27,835
Custodian fees	11,933
Trustees’ fees*	1,820
Miscellaneous	107,416
Total expenses	5,341,747
Less:
Expenses reimbursed by Adviser:
C-Class	(8,373)
P-Class	(1,216)
Institutional Class	(2,653)
Expenses waived by Adviser	(784)
Total expenses waived/reimbursed	(13,026)
Net expenses	5,328,721
Net investment loss	(1,039,431)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,475,280
Net realized gain	8,475,280
Net change in unrealized appreciation (depreciation) on:
Investments	51,215,744
Net change in unrealized appreciation (depreciation)	51,215,744
Net realized and unrealized gain	59,691,024
Net increase in net assets resulting from operations	$58,651,593

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,039,431)	$(2,695,417)
Net realized gain on investments	8,475,280	58,650,689
Net change in unrealized appreciation (depreciation) on investments	51,215,744	66,872,065
Net increase in net assets resulting from operations	58,651,593	122,827,337

Capital share transactions:
Proceeds from sale of shares
A-Class	6,680,685	7,430,672
C-Class	4,774,412	7,889,801
P-Class	2,825,586	9,075,732
Institutional Class	24,981,215	63,378,185
Cost of shares redeemed
A-Class	(16,531,356)	(45,993,015)
C-Class	(25,561,555)	(78,756,552)
P-Class	(5,450,670)	(14,233,178)
Institutional Class	(36,077,568)	(76,107,756)
Net decrease from capital share transactions	(44,359,252)	(127,316,111)
Net increase (decrease) in net assets	14,292,341	(4,488,774)

Net assets:
Beginning of period	683,884,857	688,373,631
End of period	$698,177,199	$683,884,857
Accumulated net investment loss at end of period	$(3,274,341)	$(2,234,910)

Capital share activity:
Shares sold
A-Class	391,752	501,057
C-Class	292,259	564,023
P-Class	166,493	625,397
Institutional Class	1,452,064	4,241,423
Shares redeemed
A-Class	(986,899)	(3,205,027)
C-Class	(1,572,710)	(5,665,752)
P-Class	(319,565)	(967,152)
Institutional Class	(2,080,945)	(5,261,245)
Net decrease in shares	(2,657,551)	(9,167,276)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$15.83	$13.16	$11.61	$14.22	$13.37	$10.62
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.04)	(.01)	(.02)	(.08)	(.04)
Net gain (loss) on investments (realized and unrealized)	1.40	2.71	1.56	(1.17)	1.38	2.90
Total from investment operations	1.39	2.67	1.55	(1.19)	1.30	2.86
Less distributions from:
Net investment income	—	—	—	—	—	(.02)
Net realized gains	—	—	—	(1.42)	(.45)	(.09)
Total distributions	—	—	—	(1.42)	(.45)	(.11)
Net asset value, end of period	$17.22	$15.83	$13.16	$11.61	$14.22	$13.37

Total Return[c]	8.78%	20.29%	13.35%	(8.71%)	9.76%	27.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132,863	$131,554	$144,968	$246,227	$412,305	$291,488
Ratios to average net assets:
Net investment income (loss)	(0.14%)	(0.27%)	(0.08%)	(0.16%)	(0.56%)	(0.37%)
Total expenses[d]	1.35%	1.42%	1.50%	1.43%	1.50%	1.63%
Net expenses[e,g]	1.35%	1.42%	1.50%	1.43%	1.50%	1.50%
Portfolio turnover rate	33%	89%	227%	208%	300%	442%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$15.29	$12.80	$11.36	$14.04	$13.28	$10.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.13)	(.08)	(.11)	(.16)	(.12)
Net gain (loss) on investments (realized and unrealized)	1.35	2.62	1.52	(1.15)	1.37	2.90
Total from investment operations	1.28	2.49	1.44	(1.26)	1.21	2.78
Less distributions from:
Net realized gains	—	—	—	(1.42)	(.45)	(.09)
Total distributions	—	—	—	(1.42)	(.45)	(.09)
Net asset value, end of period	$16.57	$15.29	$12.80	$11.36	$14.04	$13.28

Total Return[c]	8.37%	19.45%	12.68%	(9.37%)	9.14%	26.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$239,172	$240,268	$266,485	$376,154	$574,466	$161,228
Ratios to average net assets:
Net investment income (loss)	(0.89%)	(0.95%)	(0.69%)	(0.85%)	(1.17%)	(1.01%)
Total expenses[d]	2.11%	2.15%	2.16%	2.10%	2.10%	2.25%
Net expenses[e,f,g]	2.11%	2.11%	2.11%	2.10%	2.10%	2.10%
Portfolio turnover rate	33%	89%	227%	208%	300%	442%

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$15.90	$13.22	$11.65	$14.25	$13.37	$10.62
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.03)	.01	(.01)	(.06)	(.02)
Net gain (loss) on investments (realized and unrealized)	1.41	2.71	1.56	(1.17)	1.39	2.89
Total from investment operations	1.40	2.68	1.57	(1.18)	1.33	2.87
Less distributions from:
Net investment income	—	—	—	—	—	(.03)
Net realized gains	—	—	—	(1.42)	(.45)	(.09)
Total distributions	—	—	—	(1.42)	(.45)	(.12)
Net asset value, end of period	$17.30	$15.90	$13.22	$11.65	$14.25	$13.37

Total Return[c]	8.81%	20.27%	13.48%	(8.61%)	9.99%	27.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,267	$33,936	$32,720	$54,147	$119,827	$39,406
Ratios to average net assets:
Net investment income (loss)	(0.14%)	(0.20%)	0.06%	(0.10%)	(0.42%)	(0.14%)
Total expenses[d]	1.37%	1.40%	1.41%	1.35%	1.35%	1.50%
Net expenses[e,f,g]	1.36%	1.36%	1.36%	1.35%	1.35%	1.35%
Portfolio turnover rate	33%	89%	227%	208%	300%	442%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$16.12	$13.37	$11.75	$14.33	$13.41	$10.62
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.01	.04	.02	(.02)	(.01)
Net gain (loss) on investments (realized and unrealized)	1.43	2.74	1.58	(1.18)	1.39	2.92
Total from investment operations	1.44	2.75	1.62	(1.16)	1.37	2.91
Less distributions from:
Net investment income	—	—	—	—	—	(.03)
Net realized gains	—	—	—	(1.42)	(.45)	(.09)
Total distributions	—	—	—	(1.42)	(.45)	(.12)
Net asset value, end of period	$17.56	$16.12	$13.37	$11.75	$14.33	$13.41

Total Return[c]	8.93%	20.66%	13.70%	(8.40%)	10.27%	27.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$291,874	$278,127	$244,201	$503,270	$1,294,029	$329,551
Ratios to average net assets:
Net investment income (loss)	0.11%	0.06%	0.32%	0.15%	(0.17%)	(0.04%)
Total expenses[d]	1.11%	1.15%	1.16%	1.10%	1.10%	1.25%
Net expenses[e,f,g]	1.11%	1.11%	1.11%	1.10%	1.10%	1.10%
Portfolio turnover rate	33%	89%	227%	208%	300%	442%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total Return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	—	0.00%[h]
C-Class	0.01%	0.01%
P-Class	0.01%	0.02%
Institutional Class	0.01%	0.01%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the periods presented would be:

	03/29/18	09/30/17	09/30/16
A-Class	1.35%	1.41%	1.49%
C-Class	2.10%	2.10%	2.10%
P-Class	1.35%	1.35%	1.35%
Institutional Class	1.10%	1.10%	1.10%

[h]	Less than 0.01%.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

RBP® DIVIDEND FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Dividend IndexSM (the “Dividend Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
iShares Select Dividend ETF	3.8%
Uniti Group, Inc.	3.1%
Helmerich & Payne, Inc.	2.7%
Kohl’s Corp.	2.5%
Targa Resources Corp.	2.3%
Six Flags Entertainment Corp.	1.6%
ONEOK, Inc.	1.6%
Occidental Petroleum Corp.	1.6%
WW Grainger, Inc.	1.6%
International Business Machines Corp.	1.5%
Top Ten Total	22.3%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	Since Inception (04/18/11)
A-Class Shares	6.29%	13.31%	9.98%	10.93%
A-Class Shares with sales charge‡	1.24%	7.97%	8.68%	9.99%
C-Class Shares	5.88%	12.47%	9.25%	10.23%
C-Class Shares with CDSC§	4.95%	11.48%	9.25%	10.23%
P-Class Shares**	6.29%	13.32%	10.08%	11.07%
Guggenheim RBP Dividend Index	7.07%	15.10%	11.75%	12.81%
Dow Jones U.S. Large-Cap Total Stock Market Index	5.96%	14.16%	13.20%	12.92%
				Since Inception (02/10/11)
Institutional Class Shares	6.50%	13.61%	10.38%	11.36%
Guggenheim RBP Dividend Index	7.07%	15.10%	11.75%	12.81%
Dow Jones U.S. Large-Cap Total Stock Market Index	5.96%	14.16%	13.20%	12.45%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market Index and Guggenheim RBP Dividend Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception (based on subscriptions made prior to May 9, 2016), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
RBP® DIVIDEND FUND

	Shares	Value

COMMON STOCKS† - 95.4%

Financial - 21.4%
Uniti Group, Inc. REIT	33,175	$539,094
PacWest Bancorp	5,114	253,296
Lazard Ltd. — Class A	4,652	244,509
First American Financial Corp.	3,421	200,744
Invesco Ltd.	6,200	198,462
SunTrust Banks, Inc.	2,784	189,423
BB&T Corp.	3,274	170,379
Cullen/Frost Bankers, Inc.	1,593	168,970
Cincinnati Financial Corp.	2,146	159,362
BlackRock, Inc. — Class A	287	155,474
Huntington Bancshares, Inc.	10,074	152,117
Prudential Financial, Inc.	1,451	150,251
Wells Fargo & Co.	2,704	141,717
Principal Financial Group, Inc.	2,309	140,641
Ameriprise Financial, Inc.	887	131,223
KeyCorp	6,630	129,616
JPMorgan Chase & Co.	1,148	126,246
U.S. Bancorp	2,175	109,838
Citizens Financial Group, Inc.	2,501	104,992
Fifth Third Bancorp	3,258	103,441
Regions Financial Corp.	5,289	98,270
Mastercard, Inc. — Class A	258	45,191
Visa, Inc. — Class A	316	37,800
Total Financial		3,751,056

Consumer, Non-cyclical - 20.4%
Flowers Foods, Inc.	11,420	249,641
AbbVie, Inc.	2,256	213,530
Altria Group, Inc.	3,318	206,777
Pfizer, Inc.	5,681	201,619
Merck & Company, Inc.	3,690	200,994
Procter & Gamble Co.	2,489	197,328
General Mills, Inc.	4,268	192,316
Kellogg Co.	2,513	163,370
Philip Morris International, Inc.	1,482	147,311
Kimberly-Clark Corp.	1,321	145,482
Sysco Corp.	2,377	142,525
Encompass Health Corp.	2,372	135,607
Bristol-Myers Squibb Co.	2,068	130,801
Clorox Co.	949	126,321
Abbott Laboratories	2,067	123,855
Medtronic plc	1,530	122,737
Kroger Co.	5,116	122,477
Booz Allen Hamilton Holding Corp.	3,117	120,690
Allergan plc	713	119,991
Eli Lilly & Co.	1,536	118,840
Hershey Co.	1,167	115,487
CVS Health Corp.	1,642	102,149
Perrigo Company plc	600	50,004
Total System Services, Inc.	571	49,255
Zoetis, Inc.	544	45,430
Bruker Corp.	1,008	30,159
Total Consumer, Non-cyclical		3,574,696

Consumer, Cyclical - 13.2%
Kohl’s Corp.	6,600	432,366
Six Flags Entertainment Corp.	4,520	281,415
WW Grainger, Inc.	975	275,213
Watsco, Inc.	1,175	212,640
Darden Restaurants, Inc.	2,358	201,019
General Motors Co.	5,475	198,962
Fastenal Co.	3,609	197,015
Cinemark Holdings, Inc.	5,026	189,330
Leggett & Platt, Inc.	4,245	188,308
KAR Auction Services, Inc.	2,582	139,945
Total Consumer, Cyclical		2,316,213

Technology - 12.3%
International Business Machines Corp.	1,767	271,111
Intel Corp.	4,222	219,882
Maxim Integrated Products, Inc.	3,419	205,892
Paychex, Inc.	2,730	168,141
HP, Inc.	7,344	160,981
Broadcom Ltd.	654	154,115
Texas Instruments, Inc.	1,480	153,757
Microsoft Corp.	1,471	134,258
Broadridge Financial Solutions, Inc.	1,217	133,493
Western Digital Corp.	1,261	116,352
Microchip Technology, Inc.	977	89,259
Intuit, Inc.	413	71,593
Jack Henry & Associates, Inc.	590	71,360
Oracle Corp.	1,479	67,664
SS&C Technologies Holdings, Inc.	981	52,621
Genpact Ltd.	1,491	47,697
CDK Global, Inc.	637	40,348
Total Technology		2,158,524

Energy - 8.2%
Helmerich & Payne, Inc.	7,171	477,302
Targa Resources Corp.	9,141	402,204
ONEOK, Inc.	4,909	279,420
Occidental Petroleum Corp.	4,248	275,950
Total Energy		1,434,876

Industrial - 7.7%
Eaton Corporation plc	2,358	188,428
United Parcel Service, Inc. — Class B	1,760	184,202
Sonoco Products Co.	3,782	183,427
Caterpillar, Inc.	1,181	174,056
Ryder System, Inc.	2,217	161,375
WestRock Co.	2,435	156,254
Cummins, Inc.	858	139,073
Corning, Inc.	3,843	107,143
Agilent Technologies, Inc.	673	45,023
Total Industrial		1,338,981

Communications - 5.5%
AT&T, Inc.	7,244	258,249
Verizon Communications, Inc.	5,205	248,903
Cisco Systems, Inc.	5,773	247,604

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
RBP® DIVIDEND FUND

	Shares	Value
Interpublic Group of Companies, Inc.	8,749	$201,489
Total Communications		956,245

Utilities - 5.4%
AES Corp.	19,902	226,285
Southern Co.	4,997	223,166
Duke Energy Corp.	2,406	186,393
Dominion Energy, Inc.	2,532	170,733
PPL Corp.	5,172	146,316
Total Utilities		952,893

Basic Materials - 1.3%
LyondellBasell Industries N.V. — Class A	2,200	232,496

Total Common Stocks
(Cost $15,829,263)		16,715,980

EXCHANGE-TRADED FUNDS† - 3.8%
iShares Select Dividend ETF	7,023	$668,028
Total Exchange-Traded Funds
(Cost $689,049)		668,028

Total Investments - 99.2%
(Cost $16,518,312)		$17,384,008
Other Assets & Liabilities, net - 0.8%		148,293
Total Net Assets - 100.0%		$17,532,301

†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,715,980	$—	$—	$16,715,980
Exchange-Traded Funds	668,028	—	—	668,028
Total Assets	$17,384,008	$—	$—	$17,384,008

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments, at value (cost $16,518,312)	$17,384,008
Cash	97,077
Prepaid expenses	56,459
Receivables:
Dividends	39,640
Fund shares sold	5,577
Total assets	17,582,761

Liabilities:
Payable for:
Fund shares redeemed	15,083
Securities purchased	10,173
Distribution and service fees	6,969
Transfer agent/maintenance fees	5,104
Professional fees	3,704
Management fees	2,836
Trustees’ fees*	1,101
Fund accounting/administration fees	1,055
Due to Adviser	426
Miscellaneous	4,009
Total liabilities	50,460
Net assets	$17,532,301

Net assets consist of:
Paid in capital	$16,237,768
Accumulated net investment loss	(31,981)
Accumulated net realized gain on investments	460,818
Net unrealized appreciation on investments	865,696
Net assets	$17,532,301

A-Class:
Net assets	$5,442,799
Capital shares outstanding	457,373
Net asset value per share	$11.90
Maximum offering price per share (Net asset value divided by 95.25%)	$12.49

C-Class:
Net assets	$6,264,303
Capital shares outstanding	526,802
Net asset value per share	$11.89

P-Class:
Net assets	$1,719,260
Capital shares outstanding	143,015
Net asset value per share	$12.02

Institutional Class:
Net assets	$4,105,939
Capital shares outstanding	352,848
Net asset value per share	$11.64

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends (net of foreign withholding tax of $139)	$308,393
Total investment income	308,393

Expenses:
Management fees	68,630
Distribution and service fees:
A-Class	8,820
C-Class	31,763
P-Class	2,493
Transfer agent/maintenance fees:
A-Class	4,036
C-Class	5,218
P-Class	1,634
Institutional Class	3,258
Registration fees	28,275
Professional fees	10,969
Fund accounting/administration fees	5,979
Custodian fees	5,243
Trustees’ fees*	3,990
Line of credit fees	921
Recoupment of previously waived fees:
C-Class	221
P-Class	60
Institutional Class	145
Miscellaneous	6,603
Total expenses	188,258
Less:
Expenses waived by Adviser	(49,799)
Expenses reimbursed by Adviser:
A-Class	(3,527)
C-Class	(2,969)
P-Class	(976)
Institutional Class	(1,789)
Total expenses waived/reimbursed	(59,060)
Net expenses	129,198
Net investment income	179,195

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	470,920
Net realized gain	470,920
Net change in unrealized appreciation (depreciation) on:
Investments	495,471
Net change in unrealized appreciation (depreciation)	495,471
Net realized and unrealized gain	966,391
Net increase in net assets resulting from operations	$1,145,586

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$179,195	$237,225
Net realized gain on investments	470,920	3,203,061
Net change in unrealized appreciation (depreciation) on investments	495,471	(419,380)
Net increase in net assets resulting from operations	1,145,586	3,020,906

Distributions to shareholders from:
Net investment income
A-Class	(82,357)	(85,171)
C-Class	(32,157)	(48,065)
P-Class	(19,679)	(61,795)
Institutional Class	(77,175)	(96,035)
Net realized gains
A-Class	(667,882)	(113,682)
C-Class	(735,051)	(123,383)
P-Class	(256,855)	(80,718)
Institutional Class	(515,995)	(110,716)
Total distributions to shareholders	(2,387,151)	(719,565)

Capital share transactions:
Proceeds from sale of shares
A-Class	93,755	1,349,723
C-Class	140,174	463,701
P-Class	235,460	4,820,344
Institutional Class	222,815	493,532
Distributions reinvested
A-Class	722,475	188,749
C-Class	744,032	162,079
P-Class	275,094	141,081
Institutional Class	232,446	112,948
Cost of shares redeemed
A-Class	(810,311)	(2,872,995)
C-Class	(450,854)	(1,525,877)
P-Class	(875,591)	(4,509,066)
Institutional Class	(370,635)	(2,720,456)
Net increase (decrease) from capital share transactions	158,860	(3,896,237)
Net decrease in net assets	(1,082,705)	(1,594,896)

Net assets:
Beginning of period	18,615,006	20,209,902
End of period	$17,532,301	$18,615,006
Accumulated net investment loss/Undistributed net investment income at end of period	$(31,981)	$192

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017

Capital share activity:
Shares sold
A-Class	7,550	111,039
C-Class	10,993	39,263
P-Class	18,146	414,235
Institutional Class	17,923	42,276
Shares issued from reinvestment of distributions
A-Class	60,544	15,942
C-Class	62,418	13,873
P-Class	22,827	11,822
Institutional Class	19,929	9,772
Shares redeemed
A-Class	(64,972)	(239,239)
C-Class	(35,833)	(126,013)
P-Class	(70,071)	(362,694)
Institutional Class	(29,989)	(230,340)
Net increase (decrease) in shares	19,465	(300,064)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$12.82	$11.55	$10.21	$12.23	$12.78	$10.87
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.15	.17	.20	.18	.20
Net gain (loss) on investments (realized and unrealized)	.67	1.52	1.35	(.42)	1.00	2.35
Total from investment operations	.80	1.67	1.52	(.22)	1.18	2.55
Less distributions from:
Net investment income	(.19)	(.18)	(.18)	(.21)	(.20)	(.18)
Net realized gains	(1.53)	(.22)	—	(1.59)	(1.53)	(.46)
Total distributions	(1.72)	(.40)	(.18)	(1.80)	(1.73)	(.64)
Net asset value, end of period	$11.90	$12.82	$11.55	$10.21	$12.23	$12.78

Total Return[c]	6.29%	14.87%	14.88%	(2.28%)	9.90%	24.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,443	$5,822	$6,540	$5,313	$9,684	$25,014
Ratios to average net assets:
Net investment income (loss)	2.16%	1.26%	1.50%	1.76%	1.41%	1.69%
Total expenses[d]	1.88%	1.84%	2.20%	1.88%	1.84%	2.12%
Net expenses[e,g]	1.21%	1.22%	1.39%	1.51%	1.51%	1.50%
Portfolio turnover rate	40%	251%	226%	181%	181%	198%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$12.74	$11.48	$10.16	$12.18	$12.73	$10.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.06	.09	.13	.10	.13
Net gain (loss) on investments (realized and unrealized)	.65	1.51	1.35	(.42)	.99	2.35
Total from investment operations	.74	1.57	1.44	(.29)	1.09	2.48
Less distributions from:
Net investment income	(.06)	(.09)	(.12)	(.14)	(.11)	(.12)
Net realized gains	(1.53)	(.22)	—	(1.59)	(1.53)	(.46)
Total distributions	(1.59)	(.31)	(.12)	(1.73)	(1.64)	(.58)
Net asset value, end of period	$11.89	$12.74	$11.48	$10.16	$12.18	$12.73

Total Return[c]	5.88%	13.96%	14.28%	(2.93%)	9.17%	23.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,264	$6,231	$6,453	$8,245	$8,792	$8,215
Ratios to average net assets:
Net investment income (loss)	1.42%	0.51%	0.81%	1.18%	0.84%	1.09%
Total expenses[d]	2.59%	2.54%	2.84%	2.54%	2.45%	2.73%
Net expenses[e,f,g]	1.96%	1.97%	2.06%	2.11%	2.11%	2.10%
Portfolio turnover rate	40%	251%	226%	181%	181%	198%

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$12.88	$11.61	$10.28	$12.31	$12.84	$10.91
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.16	.17	.22	.20	.23
Net gain (loss) on investments (realized and unrealized)	.66	1.52	1.37	(.43)	1.01	2.36
Total from investment operations	.80	1.68	1.54	(.21)	1.21	2.59
Less distributions from:
Net investment income	(.13)	(.19)	(.21)	(.23)	(.21)	(.20)
Net realized gains	(1.53)	(.22)	—	(1.59)	(1.53)	(.46)
Total distributions	(1.66)	(.41)	(.21)	(1.82)	(1.74)	(.66)
Net asset value, end of period	$12.02	$12.88	$11.61	$10.28	$12.31	$12.84

Total Return[c]	6.29%	14.81%	15.11%	(2.20%)	10.09%	24.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,719	$2,217	$1,263	$1,686	$3,310	$8,490
Ratios to average net assets:
Net investment income (loss)	2.14%	1.28%	1.57%	1.91%	1.56%	1.85%
Total expenses[d]	1.86%	1.76%	2.09%	1.79%	1.70%	1.98%
Net expenses[e,f,g]	1.21%	1.22%	1.32%	1.36%	1.36%	1.35%
Portfolio turnover rate	40%	251%	226%	181%	181%	198%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$12.59	$11.38	$10.07	$12.09	$12.62	$10.73
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.18	.19	.24	.24	.24
Net gain (loss) on investments (realized and unrealized)	.66	1.49	1.35	(.42)	.97	2.33
Total from investment operations	.81	1.67	1.54	(.18)	1.21	2.57
Less distributions from:
Net investment income	(.23)	(.24)	(.23)	(.25)	(.21)	(.22)
Net realized gains	(1.53)	(.22)	—	(1.59)	(1.53)	(.46)
Total distributions	(1.76)	(.46)	(.23)	(1.84)	(1.74)	(.68)
Net asset value, end of period	$11.64	$12.59	$11.38	$10.07	$12.09	$12.62

Total Return[c]	6.50%	15.04%	15.48%	(1.93%)	10.29%	25.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,106	$4,344	$5,954	$12,123	$22,347	$3,793
Ratios to average net assets:
Net investment income (loss)	2.41%	1.51%	1.79%	2.15%	1.95%	2.07%
Total expenses[d]	1.59%	1.54%	1.86%	1.54%	1.45%	1.73%
Net expenses[e,f,g]	0.96%	0.97%	1.07%	1.11%	1.11%	1.10%
Portfolio turnover rate	40%	251%	226%	181%	181%	198%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	—	0.23%
C-Class	0.00%[h]	0.19%
P-Class	0.00%[h]	0.22%
Institutional Class	0.00%[h]	0.19%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the periods presented would be:

	03/29/18	09/30/17	09/30/16
A-Class	1.20%	1.20%	1.37%
C-Class	1.95%	1.95%	2.05%
P-Class	1.20%	1.20%	1.30%
Institutional Class	0.95%	0.95%	1.05%

[h]	Less than 0.01%.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

RBP® LARGE-CAP DEFENSIVE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
SPDR S&P 500 ETF Trust	4.1%
Burlington Stores, Inc.	1.5%
Estee Lauder Companies, Inc. — Class A	1.5%
Progressive Corp.	1.5%
Worldpay, Inc. — Class A	1.4%
Zoetis, Inc.	1.4%
American Financial Group, Inc.	1.4%
Northrop Grumman Corp.	1.3%
Avery Dennison Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Top Ten Total	16.7%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	Since Inception (04/27/10)
A-Class Shares	6.21%	16.07%	10.88%	11.17%
A-Class Shares with sales charge‡	1.14%	10.53%	9.57%	10.34%
P-Class Shares**	6.23%	16.15%	10.99%	11.30%
Guggenheim RBP Large-Cap Defensive Index	6.82%	17.73%	12.55%	12.91%
Dow Jones U.S. Large-Cap Total Stock Market Index	5.96%	14.16%	13.20%	8.73%
				Since Inception (04/18/11)
C-Class Shares	5.82%	15.22%	10.14%	10.53%
C-Class Shares with CDSC§	4.87%	14.22%	10.14%	10.53%
Guggenheim RBP Large-Cap Defensive Index	6.82%	17.73%	12.55%	12.97%
Dow Jones U.S. Large-Cap Total Stock Market Index	5.96%	14.16%	13.20%	12.92%
				Since Inception (02/15/11)
Institutional Class Shares	6.29%	16.34%	11.25%	11.57%
Guggenheim RBP Large-Cap Defensive Index	6.82%	17.73%	12.55%	12.91%
Dow Jones U.S. Large-Cap Total Stock Market Index	5.96%	14.16%	13.20%	12.39%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market Index and Guggenheim Large-Cap Defensive Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception (based on subscriptions made prior to May 9, 2016), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value

COMMON STOCKS† - 95.1%

Consumer, Non-cyclical - 26.7%
Estee Lauder Companies, Inc. — Class A	1,896	$283,869
Worldpay, Inc. — Class A*	3,299	271,310
Zoetis, Inc.	3,191	266,480
Avery Dennison Corp.	2,350	249,687
UnitedHealth Group, Inc.	1,161	248,454
Intuitive Surgical, Inc.*	573	236,551
Constellation Brands, Inc. — Class A	1,031	234,986
Monster Beverage Corp.*	4,032	230,671
AbbVie, Inc.	2,337	221,197
Total System Services, Inc.	2,371	204,522
Becton Dickinson and Co.	928	201,098
Cigna Corp.	1,181	198,101
Aetna, Inc.	1,146	193,674
Clorox Co.	1,433	190,747
Thermo Fisher Scientific, Inc.	906	187,053
IQVIA Holdings, Inc.*	1,879	184,349
McCormick & Company, Inc.	1,701	180,970
Danaher Corp.	1,778	174,084
Bristol-Myers Squibb Co.	2,718	171,914
Lamb Weston Holdings, Inc.	2,729	158,882
Jazz Pharmaceuticals plc*	983	148,423
Merck & Company, Inc.	2,715	147,886
Tyson Foods, Inc. — Class A	1,777	130,059
Kroger Co.	5,296	126,786
Molson Coors Brewing Co. — Class B	1,656	124,746
Alexion Pharmaceuticals, Inc.*	981	109,342
Total Consumer, Non-cyclical		5,075,841

Industrial - 16.6%
Northrop Grumman Corp.	727	253,810
Lennox International, Inc.	1,156	236,252
Harris Corp.	1,401	225,953
Raytheon Co.	1,016	219,273
FLIR Systems, Inc.	4,228	211,442
General Dynamics Corp.	927	204,774
L3 Technologies, Inc.	970	201,760
CH Robinson Worldwide, Inc.	2,047	191,824
Waste Management, Inc.	2,255	189,691
Deere & Co.	1,152	178,929
Spirit AeroSystems Holdings, Inc. — Class A	2,035	170,330
Ball Corp.	4,013	159,356
Rockwell Collins, Inc.	1,177	158,719
Expeditors International of Washington, Inc.	2,324	147,109
Amphenol Corp. — Class A	1,689	145,474
Honeywell International, Inc.	928	134,105
3M Co.	605	132,809
Total Industrial		3,161,610

Consumer, Cyclical - 14.2%
Burlington Stores, Inc.*	2,150	286,272
Costco Wholesale Corp.	1,261	237,610
Home Depot, Inc.	1,301	231,890
Ross Stores, Inc.	2,925	228,092
Darden Restaurants, Inc.	2,363	201,446
NVR, Inc.*	70	196,000
Dollar General Corp.	2,085	195,052
Carter’s, Inc.	1,860	193,626
TJX Companies, Inc.	2,311	188,485
Live Nation Entertainment, Inc.*	4,094	172,521
Starbucks Corp.	2,860	165,565
Dollar Tree, Inc.*	1,633	154,972
Vail Resorts, Inc.	603	133,685
Autoliv, Inc.	786	114,709
Total Consumer, Cyclical		2,699,925

Financial - 13.3%
Progressive Corp.	4,655	283,629
American Financial Group, Inc.	2,334	261,922
Allstate Corp.	2,614	247,807
CME Group, Inc. — Class A	1,221	197,485
Intercontinental Exchange, Inc.	2,695	195,441
Equinix, Inc. REIT	466	194,853
Simon Property Group, Inc. REIT	1,257	194,018
Extra Space Storage, Inc. REIT	2,116	184,854
Nasdaq, Inc.	1,893	163,215
Arch Capital Group Ltd.*	1,870	160,053
Cboe Global Markets, Inc.	1,358	154,948
Mid-America Apartment Communities, Inc. REIT	1,684	153,648
CIT Group, Inc.	2,618	134,827
Total Financial		2,526,700

Technology - 11.7%
VMware, Inc. — Class A*	1,858	225,320
Cognizant Technology Solutions Corp. — Class A	2,799	225,320
Broadridge Financial Solutions, Inc.	1,968	215,870
Jack Henry & Associates, Inc.	1,533	185,416
SS&C Technologies Holdings, Inc.	3,201	171,702
Oracle Corp.	3,603	164,837
Intuit, Inc.	939	162,776
Leidos Holdings, Inc.	2,467	161,342
Paychex, Inc.	2,467	151,942
ANSYS, Inc.*	940	147,289
CDK Global, Inc.	2,275	144,098
Xerox Corp.	4,571	131,553
International Business Machines Corp.	854	131,029
Total Technology		2,218,494

Communications - 5.6%
Motorola Solutions, Inc.	1,764	185,749
AT&T, Inc.	4,756	169,551
Verizon Communications, Inc.	3,452	165,075
Twenty-First Century Fox, Inc. — Class A	3,967	145,549
CDW Corp.	2,002	140,761
Charter Communications, Inc. — Class A*	430	133,824
CBS Corp. — Class B	2,489	127,910
Total Communications		1,068,419

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value

Energy - 3.2%
Phillips 66	1,399	$134,192
Schlumberger Ltd.	1,881	121,851
ONEOK, Inc.	2,135	121,525
Baker Hughes, a GE Co.	4,292	119,189
Williams Companies, Inc.	4,320	107,395
Total Energy		604,152

Utilities - 3.0%
DTE Energy Co.	1,480	154,512
WEC Energy Group, Inc.	2,346	147,094
Westar Energy, Inc.	2,786	146,516
Alliant Energy Corp.	3,162	129,199
Total Utilities		577,321

Basic Materials - 0.8%
Royal Gold, Inc.	1,760	151,131

Total Common Stocks
(Cost $15,856,181)		18,083,593

EXCHANGE-TRADED FUNDS† - 4.1%
SPDR S&P 500 ETF Trust	2,991	$787,082
Total Exchange-Traded Funds
(Cost $805,991)		787,082

Total Investments - 99.2%
(Cost $16,662,172)		$18,870,675
Other Assets & Liabilities, net - 0.8%		151,120
Total Net Assets - 100.0%		$19,021,795

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,083,593	$—	$—	$18,083,593
Exchange-Traded Funds	787,082	—	—	787,082
Total Assets	$18,870,675	$—	$—	$18,870,675

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments, at value (cost $16,662,172)	$18,870,675
Cash	147,345
Prepaid expenses	39,135
Receivables:
Securities sold	23,728
Investment adviser	12,580
Dividends	12,521
Fund shares sold	3,710
Total assets	19,109,694

Liabilities:
Payable for:
Securities purchased	26,068
Fund shares redeemed	19,523
Management fees	12,214
Legal fees	9,051
Distribution and service fees	6,042
Transfer agent/maintenance fees	4,719
Due to Adviser	1,531
Trustees’ fees*	1,465
Fund accounting/administration fees	1,140
Miscellaneous	6,146
Total liabilities	87,899
Net assets	$19,021,795

Net assets consist of:
Paid in capital	$15,693,361
Undistributed net investment income	16,425
Accumulated net realized gain on investments	1,103,506
Net unrealized appreciation on investments	2,208,503
Net assets	$19,021,795

A-Class:
Net assets	$4,101,079
Capital shares outstanding	368,230
Net asset value per share	$11.14
Maximum offering price per share (Net asset value divided by 95.25%)	$11.70

C-Class:
Net assets	$5,768,807
Capital shares outstanding	530,707
Net asset value per share	$10.87

P-Class:
Net assets	$420,345
Capital shares outstanding	36,789
Net asset value per share	$11.43

Institutional Class:
Net assets	$8,731,564
Capital shares outstanding	757,844
Net asset value per share	$11.52

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends	$171,124
Total investment income	171,124

Expenses:
Management fees	76,812
Distribution and service fees:
A-Class	6,386
C-Class	29,631
P-Class	761
Transfer agent/maintenance fees:
A-Class	2,580
C-Class	4,537
P-Class	504
Institutional Class	6,297
Registration fees	21,883
Professional fees	21,629
Fund accounting/administration fees	6,691
Trustees’ fees*	4,004
Custodian fees	3,493
Line of credit fees	921
Recoupment of previously waived fees:
C-Class	589
P-Class	43
Institutional Class	899
Miscellaneous	9,541
Total expenses	197,201
Less:
Expenses waived by Adviser	(57,582)
Expenses reimbursed by Adviser:
A-Class	(1,983)
C-Class	(2,026)
P-Class	(221)
Institutional Class	(1,923)
Total expenses waived/reimbursed	(63,735)
Net expenses	133,466
Net investment income	37,658

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,272,826
Net realized gain	1,272,826
Net change in unrealized appreciation (depreciation) on:
Investments	13,333
Net change in unrealized appreciation (depreciation)	13,333
Net realized and unrealized gain	1,286,159
Net increase in net assets resulting from operations	$1,323,817

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$37,658	$103,980
Net realized gain on investments	1,272,826	2,596,096
Net change in unrealized appreciation (depreciation) on investments	13,333	1,015,736
Net increase in net assets resulting from operations	1,323,817	3,715,812

Distributions to shareholders from:
Net investment income
A-Class	(11,673)	(11,608)
P-Class	(3,154)	—
Institutional Class	(70,911)	(59,772)
Net realized gains
A-Class	(412,682)	(238,445)
C-Class	(643,606)	(336,996)
P-Class	(89,168)	(34,496)
Institutional Class	(1,164,977)	(434,129)
Total distributions to shareholders	(2,396,171)	(1,115,446)

Capital share transactions:
Proceeds from sale of shares
A-Class	444,530	283,256
C-Class	538,476	100,800
P-Class	772,801	385,963
Institutional Class	561,448	1,226,364
Distributions reinvested
A-Class	391,619	214,492
C-Class	569,211	290,958
P-Class	92,322	34,496
Institutional Class	884,559	369,824
Cost of shares redeemed
A-Class	(508,210)	(2,767,443)
C-Class	(910,551)	(3,219,489)
P-Class	(1,300,287)	(409,594)
Institutional Class	(2,749,630)	(2,564,898)
Net decrease from capital share transactions	(1,213,712)	(6,055,271)
Net decrease in net assets	(2,286,066)	(3,454,905)

Net assets:
Beginning of period	21,307,861	24,762,766
End of period	$19,021,795	$21,307,861
Undistributed net investment income at end of period	$16,425	$64,505

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Capital share activity:
Shares sold
A-Class	38,785	26,642
C-Class	48,881	9,791
P-Class	63,857	33,230
Institutional Class	46,344	108,181
Shares issued from reinvestment of distributions
A-Class	35,218	21,091
C-Class	52,317	29,067
P-Class	8,091	3,314
Institutional Class	76,985	35,289
Shares redeemed
A-Class	(42,883)	(262,732)
C-Class	(80,839)	(301,018)
P-Class	(109,494)	(35,269)
Institutional Class	(234,192)	(229,077)
Net decrease in shares	(96,930)	(561,491)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$11.77	$10.43	$10.59	$12.70	$13.34	$12.18
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.07	.02	.04	.03	.02
Net gain (loss) on investments (realized and unrealized)	.70	1.76	.84	.14	1.45	2.17
Total from investment operations	.73	1.83	.86	.18	1.48	2.19
Less distributions from:
Net investment income	(.04)	(.02)	(.05)	(.07)	(.01)	(.06)
Net realized gains	(1.32)	(.47)	(.97)	(2.22)	(2.11)	(.97)
Total distributions	(1.36)	(.49)	(1.02)	(2.29)	(2.12)	(1.03)
Net asset value, end of period	$11.14	$11.77	$10.43	$10.59	$12.70	$13.34

Total Return[c]	6.21%	18.34%	8.66%	1.39%	11.66%	19.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,101	$3,968	$5,761	$8,941	$9,646	$11,510
Ratios to average net assets:
Net investment income (loss)	0.46%	0.61%	0.20%	0.36%	0.24%	0.13%
Total expenses[d]	1.88%	1.86%	1.95%	1.67%	1.61%	1.77%
Net expenses[e,g]	1.21%	1.21%	1.41%	1.50%	1.51%	1.51%
Portfolio turnover rate	55%	107%	103%	135%	236%	283%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$11.52	$10.28	$10.50	$12.64	$13.35	$12.20
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.02)	(.05)	(.02)	(.04)	(.06)
Net gain (loss) on investments (realized and unrealized)	.69	1.73	.84	.13	1.45	2.18
Total from investment operations	.67	1.71	.79	.11	1.41	2.12
Less distributions from:
Net investment income	—	—	(.04)	(.03)	(.01)	—
Net realized gains	(1.32)	(.47)	(.97)	(2.22)	(2.11)	(.97)
Total distributions	(1.32)	(.47)	(1.01)	(2.25)	(2.12)	(.97)
Net asset value, end of period	$10.87	$11.52	$10.28	$10.50	$12.64	$13.35

Total Return[c]	5.82%	17.35%	8.01%	0.77%	11.05%	19.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,769	$5,881	$7,939	$8,885	$14,202	$11,429
Ratios to average net assets:
Net investment income (loss)	(0.29%)	(0.17%)	(0.48%)	(0.21%)	(0.33%)	(0.51%)
Total expenses[d]	2.59%	2.54%	2.63%	2.36%	2.28%	2.45%
Net expenses[e,f,g]	1.96%	1.96%	2.05%	2.10%	2.11%	2.11%
Portfolio turnover rate	55%	107%	103%	135%	236%	283%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$12.05	$10.65	$10.76	$12.87	$13.47	$12.29
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.06	.02	.06	.05	.04
Net gain (loss) on investments (realized and unrealized)	.72	1.81	.88	.14	1.47	2.18
Total from investment operations	.75	1.87	.90	.20	1.52	2.22
Less distributions from:
Net investment income	(.05)	—	(.04)	(.09)	(.01)	(.07)
Net realized gains	(1.32)	(.47)	(.97)	(2.22)	(2.11)	(.97)
Total distributions	(1.37)	(.47)	(1.01)	(2.31)	(2.12)	(1.04)
Net asset value, end of period	$11.43	$12.05	$10.65	$10.76	$12.87	$13.47

Total Return[c]	6.23%	18.28%	8.89%	1.48%	11.86%	19.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$420	$896	$778	$17,458	$22,666	$27,970
Ratios to average net assets:
Net investment income (loss)	0.45%	0.56%	0.14%	0.54%	0.35%	0.28%
Total expenses[d]	1.83%	1.80%	1.74%	1.61%	1.53%	1.70%
Net expenses[e,f,g]	1.21%	1.21%	1.43%	1.35%	1.36%	1.36%
Portfolio turnover rate	55%	107%	103%	135%	236%	283%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$12.16	$10.78	$10.86	$12.96	$13.52	$12.33
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.09	.06	.09	.08	.06
Net gain (loss) on investments (realized and unrealized)	.72	1.83	.87	.14	1.48	2.20
Total from investment operations	.76	1.92	.93	.23	1.56	2.26
Less distributions from:
Net investment income	(.08)	(.07)	(.04)	(.11)	(.01)	(.10)
Net realized gains	(1.32)	(.47)	(.97)	(2.22)	(2.11)	(.97)
Total distributions	(1.40)	(.54)	(1.01)	(2.33)	(2.12)	(1.07)
Net asset value, end of period	$11.52	$12.16	$10.78	$10.86	$12.96	$13.52

Total Return[c]	6.29%	18.58%	9.11%	1.75%	12.15%	20.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,732	$10,563	$10,285	$13,839	$19,731	$24,546
Ratios to average net assets:
Net investment income (loss)	0.71%	0.82%	0.53%	0.79%	0.64%	0.50%
Total expenses[d]	1.56%	1.54%	1.62%	1.36%	1.28%	1.45%
Net expenses[e,f,g]	0.96%	0.96%	1.06%	1.10%	1.11%	1.11%
Portfolio turnover rate	55%	107%	103%	135%	236%	283%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total Return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	—	0.18%
C-Class	0.01%	0.16%
P-Class	0.01%	0.15%
Institutional Class	0.01%	0.15%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the periods presented would be:

	03/29/18	09/30/17	09/30/16
A-Class	1.20%	1.20%	1.39%
C-Class	1.95%	1.95%	2.04%
P-Class	1.20%	1.20%	1.42%
Institutional Class	0.95%	0.95%	1.05%

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

RBP® LARGE-CAP MARKET FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Market IndexSM (the “Market Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
ABIOMED, Inc.	1.9%
SPDR S&P 500 ETF Trust	1.6%
Cintas Corp.	1.6%
Burlington Stores, Inc.	1.4%
Estee Lauder Companies, Inc. — Class A	1.4%
IPG Photonics Corp.	1.4%
Northern Trust Corp.	1.4%
Worldpay, Inc. — Class A	1.3%
Centene Corp.	1.3%
salesforce.com, Inc.	1.3%
Top Ten Total	14.6%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	Since Inception (04/27/10)
A-Class Shares	9.18%	18.24%	12.00%	12.21%
A-Class Shares with sales charge‡	3.96%	12.65%	10.69%	11.37%
P-Class Shares**	9.03%	18.16%	12.08%	12.30%
Guggenheim RBP Large-Cap Market Index	9.94%	19.95%	13.68%	13.92%
Dow Jones U.S. Large-Cap Total Stock Market Index	5.96%	14.16%	13.20%	13.01%
				Since Inception (04/18/11)
C-Class Shares	8.64%	17.30%	11.26%	10.88%
C-Class Shares with CDSC§	7.67%	16.30%	11.26%	10.88%
Guggenheim RBP Large-Cap Market Index	9.94%	19.95%	13.68%	13.27%
Dow Jones U.S. Large-Cap Total Stock Market Index	5.96%	14.16%	13.20%	12.92%
				Since Inception (02/15/11)
Institutional Class Shares	9.26%	18.51%	12.39%	11.81%
Guggenheim RBP Large-Cap Market Index	9.94%	19.95%	13.68%	13.11%
Dow Jones U.S. Large-Cap Total Stock Market Index	5.96%	14.16%	13.20%	12.39%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow jones U. S. Large-Cap Total Stock Market Index and Guggenheim RBP Large-Cap Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.

†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception (based on subscriptions made prior to May 9, 2016), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
RBP® LARGE-CAP MARKET FUND

	Shares	Value

COMMON STOCKS† - 97.6%

Consumer, Non-cyclical - 27.7%
ABIOMED, Inc.*	1,269	$369,266
Cintas Corp.	1,748	298,174
Estee Lauder Companies, Inc. — Class A	1,772	265,304
Worldpay, Inc. — Class A*	3,083	253,546
Centene Corp.*	2,360	252,213
Avery Dennison Corp.	2,196	233,325
UnitedHealth Group, Inc.	1,088	232,832
PayPal Holdings, Inc.*	2,942	223,210
Constellation Brands, Inc. — Class A	958	218,347
Monster Beverage Corp.*	3,774	215,911
Vertex Pharmaceuticals, Inc.*	1,257	204,866
Edwards Lifesciences Corp.*	1,448	202,025
Zoetis, Inc.	2,387	199,338
S&P Global, Inc.	1,001	191,251
Moody’s Corp.	1,154	186,140
Sysco Corp.	2,956	177,242
IQVIA Holdings, Inc.*	1,755	172,183
Alexion Pharmaceuticals, Inc.*	1,542	171,871
Tyson Foods, Inc. — Class A	2,342	171,411
Global Payments, Inc.	1,529	170,514
McCormick & Company, Inc.	1,588	168,947
Bristol-Myers Squibb Co.	2,543	160,845
AbbVie, Inc.	1,647	155,889
Universal Health Services, Inc. — Class B	1,314	155,591
Molson Coors Brewing Co. — Class B	1,792	134,991
Clorox Co.	874	116,338
Total Consumer, Non-cyclical		5,301,570

Financial - 15.4%
Northern Trust Corp.	2,530	260,919
American Financial Group, Inc.	2,179	244,527
FNF Group	6,010	240,520
Fifth Third Bancorp	7,271	230,854
JPMorgan Chase & Co.	1,966	216,201
Bank of New York Mellon Corp.	3,778	194,680
Visa, Inc. — Class A	1,584	189,478
Cincinnati Financial Corp.	2,432	180,600
American Tower Corp. — Class A REIT	1,230	178,768
Equinix, Inc. REIT	417	174,365
Signature Bank*	1,219	173,037
Citigroup, Inc.	2,423	163,553
Liberty Property Trust REIT	3,369	133,850
GGP, Inc. REIT	6,430	131,558
PNC Financial Services Group, Inc.	818	123,714
CIT Group, Inc.	2,385	122,828
Total Financial		2,959,452

Industrial - 13.1%
TransDigm Group, Inc.	767	235,423
Northrop Grumman Corp.	647	225,881
Lennox International, Inc.	1,075	219,698
WestRock Co.	3,360	215,611
Raytheon Co.	945	203,950
General Dynamics Corp.	828	182,905
Owens Corning	1,982	159,353
FLIR Systems, Inc.	3,152	157,632
CH Robinson Worldwide, Inc.	1,682	157,620
Ball Corp.	3,961	157,291
Spirit AeroSystems Holdings, Inc. — Class A	1,807	151,246
FedEx Corp.	629	151,029
Agilent Technologies, Inc.	2,140	143,166
Waters Corp.*	719	142,829
Total Industrial		2,503,634

Technology - 12.7%
IPG Photonics Corp.*	1,124	262,319
salesforce.com, Inc.*	2,150	250,045
Intel Corp.	4,743	247,015
Red Hat, Inc.*	1,629	243,552
KLA-Tencor Corp.	2,118	230,883
MSCI, Inc. — Class A	1,362	203,578
Cognizant Technology Solutions Corp. — Class A	2,433	195,856
Texas Instruments, Inc.	1,795	186,483
Analog Devices, Inc.	1,853	168,864
Intuit, Inc.	908	157,402
Apple, Inc.	933	156,539
Western Digital Corp.	1,514	139,697
Total Technology		2,442,233

Consumer, Cyclical - 11.2%
Burlington Stores, Inc.*	2,015	268,297
Costco Wholesale Corp.	1,178	221,971
Home Depot, Inc.	1,219	217,275
Lennar Corp. — Class A	3,492	205,818
Darden Restaurants, Inc.	2,209	188,317
Lear Corp.	992	184,601
CarMax, Inc.*	2,865	177,458
TJX Companies, Inc.	2,157	175,925
DR Horton, Inc.	3,903	171,108
Southwest Airlines Co.	2,963	169,721
Wyndham Worldwide Corp.	1,449	165,809
Total Consumer, Cyclical		2,146,300

Communications - 10.8%
Amazon.com, Inc.*	170	246,048
Alphabet, Inc. — Class C*	210	216,676
CDW Corp.	3,032	213,180
Facebook, Inc. — Class A*	1,278	204,211
Twenty-First Century Fox, Inc. — Class A	5,359	196,622
VeriSign, Inc.*	1,373	162,783
AT&T, Inc.	4,457	158,892
Verizon Communications, Inc.	3,226	154,268
eBay, Inc.*	3,621	145,709
News Corp. — Class A	8,390	132,562
Cisco Systems, Inc.	2,899	124,338
Comcast Corp. — Class A	3,344	114,264
Total Communications		2,069,553

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
RBP® LARGE-CAP MARKET FUND

	Shares	Value

Energy - 5.2%
Diamondback Energy, Inc.*	1,656	$209,517
Pioneer Natural Resources Co.	1,010	173,498
Andeavor	1,406	141,388
Parsley Energy, Inc. — Class A*	4,592	133,122
Halliburton Co.	2,560	120,166
Phillips 66	1,236	118,557
Schlumberger Ltd.	1,600	103,648
Total Energy		999,896

Utilities - 1.5%
Vistra Energy Corp.*	7,584	157,975
NRG Energy, Inc.	4,438	135,492
Total Utilities		293,467

Total Common Stocks
(Cost $14,928,417)		18,716,105

EXCHANGE-TRADED FUNDS† - 1.6%
SPDR S&P 500 ETF Trust	1,191	$313,411
Total Exchange-Traded Funds
(Cost $322,832)		313,411

Total Investments - 99.2%
(Cost $15,251,249)		$19,029,516
Other Assets & Liabilities, net - 0.8%		144,493
Total Net Assets - 100.0%		$19,174,009

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,716,105	$—	$—	$18,716,105
Exchange-Traded Funds	313,411	—	—	313,411
Total Assets	$19,029,516	$—	$—	$19,029,516

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

RBP® LARGE-CAP MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments, at value (cost $15,251,249)	$19,029,516
Cash	85,094
Prepaid expenses	39,758
Receivables:
Securities sold	185,304
Dividends	11,427
Total assets	19,351,099

Liabilities:
Payable for:
Fund shares redeemed	141,125
Distribution and service fees	9,778
Transfer agent/maintenance fees	6,463
Trustees’ fees*	2,651
Management fees	2,130
Fund accounting/administration fees	1,192
Miscellaneous	13,751
Total liabilities	177,090
Net assets	$19,174,009

Net assets consist of:
Paid in capital	$14,899,128
Accumulated net investment loss	(11,125)
Accumulated net realized gain on investments	507,739
Net unrealized appreciation on investments	3,778,267
Net assets	$19,174,009

A-Class:
Net assets	$4,089,397
Capital shares outstanding	365,578
Net asset value per share	$11.19
Maximum offering price per share (Net asset value divided by 95.25%)	$11.74

C-Class:
Net assets	$9,519,709
Capital shares outstanding	887,629
Net asset value per share	$10.72

P-Class:
Net assets	$171,133
Capital shares outstanding	14,889
Net asset value per share	$11.49

Institutional Class:
Net assets	$5,393,770
Capital shares outstanding	457,175
Net asset value per share	$11.80

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends	$139,623
Total investment income	139,623

Expenses:
Management fees	76,237
Distribution and service fees:
A-Class	6,370
C-Class	47,825
P-Class	198
Transfer agent/maintenance fees:
A-Class	2,854
C-Class	8,818
P-Class	193
Institutional Class	4,519
Registration fees	21,134
Professional fees	10,920
Fund accounting/administration fees	6,642
Trustees’ fees*	4,550
Custodian fees	4,449
Line of credit fees	891
Miscellaneous	4,500
Total expenses	200,100
Less:
Expenses waived by Adviser	(43,816)
Expenses reimbursed by Adviser:
A-Class	(1,415)
C-Class	(3,226)
P-Class	(101)
Institutional Class	(794)
Total expenses waived/reimbursed	(49,352)
Net expenses	150,748
Net investment loss	(11,125)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	741,359
Net realized gain	741,359
Net change in unrealized appreciation (depreciation) on:
Investments	1,050,642
Net change in unrealized appreciation (depreciation)	1,050,642
Net realized and unrealized gain	1,792,001
Net increase in net assets resulting from operations	$1,780,876

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

RBP® LARGE-CAP MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(11,125)	$(32,707)
Net realized gain on investments	741,359	2,228,562
Net change in unrealized appreciation (depreciation) on investments	1,050,642	1,562,120
Net increase in net assets resulting from operations	1,780,876	3,757,975

Distributions to shareholders from:
Net realized gains
A-Class	(418,916)	(321,350)
C-Class	(965,813)	(630,785)
P-Class	(14,033)	(22,429)
Institutional Class	(606,708)	(443,611)
Total distributions to shareholders	(2,005,470)	(1,418,175)

Capital share transactions:
Proceeds from sale of shares
A-Class	137,252	193,036
C-Class	311,832	462,455
P-Class	23,743	651,165
Institutional Class	187,537	623,093
Distributions reinvested
A-Class	377,453	294,117
C-Class	864,566	555,115
P-Class	13,329	21,622
Institutional Class	529,626	369,271
Cost of shares redeemed
A-Class	(666,818)	(1,792,088)
C-Class	(797,021)	(2,769,940)
P-Class	(27,961)	(923,312)
Institutional Class	(1,814,850)	(2,879,579)
Net decrease from capital share transactions	(861,312)	(5,195,045)
Net decrease in net assets	(1,085,906)	(2,855,245)

Net assets:
Beginning of period	20,259,915	23,115,160
End of period	$19,174,009	$20,259,915
Accumulated net investment loss at end of period	$(11,125)	$—

Capital share activity:
Shares sold
A-Class	12,260	18,147
C-Class	29,128	45,620
P-Class	2,104	56,939
Institutional Class	15,871	58,239
Shares issued from reinvestment of distributions
A-Class	34,917	29,471
C-Class	83,211	57,228
P-Class	1,200	2,114
Institutional Class	46,458	35,371
Shares redeemed
A-Class	(59,183)	(167,531)
C-Class	(72,650)	(274,153)
P-Class	(2,381)	(82,013)
Institutional Class	(150,764)	(261,412)
Net decrease in shares	(59,829)	(481,980)

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$11.36	$10.17	$9.53	$12.92	$14.26	$12.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.01	(.01)	(.01)	(.04)	(—)[c]
Net gain (loss) on investments (realized and unrealized)	.99	1.84	.97	(.11)	1.63	2.84
Total from investment operations	1.00	1.85	.96	(.12)	1.59	2.84
Less distributions from:
Net investment income	—	—	(.01)	—	—	(.05)
Net realized gains	(1.17)	(.66)	(.31)	(3.27)	(2.93)	(.80)
Total distributions	(1.17)	(.66)	(.32)	(3.27)	(2.93)	(.85)
Net asset value, end of period	$11.19	$11.36	$10.17	$9.53	$12.92	$14.26

Total Return[d]	9.18%	19.11%	10.26%	(0.83%)	11.67%	24.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,089	$4,290	$5,059	$6,031	$14,724	$29,504
Ratios to average net assets:
Net investment income (loss)	0.16%	0.09%	(0.11%)	(0.07%)	(0.28%)	(0.00%)[i]
Total expenses[e]	1.71%	1.91%	1.92%	1.66%	1.58%	1.72%
Net expenses[f,g,h]	1.21%	1.21%	1.40%	1.51%	1.51%	1.51%
Portfolio turnover rate	41%	98%	85%	134%	268%	284%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$10.98	$9.92	$9.36	$12.81	$14.23	$12.28
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.07)	(.07)	(.07)	(.12)	(.08)
Net gain (loss) on investments (realized and unrealized)	.94	1.79	.95	(.11)	1.63	2.84
Total from investment operations	.91	1.72	.88	(.18)	1.51	2.76
Less distributions from:
Net investment income	—	—	(.01)	—	—	(.01)
Net realized gains	(1.17)	(.66)	(.31)	(3.27)	(2.93)	(.80)
Total distributions	(1.17)	(.66)	(.32)	(3.27)	(2.93)	(.81)
Net asset value, end of period	$10.72	$10.98	$9.92	$9.36	$12.81	$14.23

Total Return[d]	8.64%	18.24%	9.57%	(1.44%)	11.04%	24.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,520	$9,309	$10,108	$13,316	$15,655	$14,483
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.65%)	(0.77%)	(0.67%)	(0.89%)	(0.63%)
Total expenses[e]	2.46%	2.62%	2.58%	2.33%	2.22%	2.37%
Net expenses[f,g,h]	1.96%	1.96%	2.06%	2.11%	2.11%	2.11%
Portfolio turnover rate	41%	98%	85%	134%	268%	284%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$11.64	$10.41	$9.74	$13.12	$14.41	$12.39
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.01	(.03)	.01	(.02)	.02
Net gain (loss) on investments (realized and unrealized)	1.01	1.88	1.02	(.12)	1.66	2.86
Total from investment operations	1.02	1.89	.99	(.11)	1.64	2.88
Less distributions from:
Net investment income	—	—	(.01)	—	—	(.06)
Net realized gains	(1.17)	(.66)	(.31)	(3.27)	(2.93)	(.80)
Total distributions	(1.17)	(.66)	(.32)	(3.27)	(2.93)	(.86)
Net asset value, end of period	$11.49	$11.64	$10.41	$9.74	$13.12	$14.41

Total Return[d]	9.03%	19.16%	10.36%	(0.72%)	11.92%	25.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$171	$163	$384	$15,896	$26,877	$35,741
Ratios to average net assets:
Net investment income (loss)	0.16%	0.11%	(0.27%)	0.11%	(0.15%)	0.18%
Total expenses[e]	1.77%	1.86%	1.75%	1.58%	1.47%	1.62%
Net expenses[f,g,h]	1.21%	1.21%	1.43%	1.36%	1.36%	1.36%
Portfolio turnover rate	41%	98%	85%	134%	268%	284%

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$11.91	$10.60	$9.89	$13.24	$14.49	$12.44
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.04	.02	.04	.01	.06
Net gain (loss) on investments (realized and unrealized)	1.04	1.93	1.02	(.12)	1.67	2.87
Total from investment operations	1.06	1.97	1.04	(.08)	1.68	2.93
Less distributions from:
Net investment income	—	—	(.02)	—	—	(.08)
Net realized gains	(1.17)	(.66)	(.31)	(3.27)	(2.93)	(.80)
Total distributions	(1.17)	(.66)	(.33)	(3.27)	(2.93)	(.88)
Net asset value, end of period	$11.80	$11.91	$10.60	$9.89	$13.24	$14.49

Total Return[d]	9.26%	19.49%	10.61%	(0.44%)	12.18%	25.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,394	$6,498	$7,564	$14,035	$53,644	$42,788
Ratios to average net assets:
Net investment income (loss)	0.42%	0.34%	0.23%	0.36%	0.11%	0.45%
Total expenses[e]	1.41%	1.60%	1.59%	1.33%	1.22%	1.37%
Net expenses[f,g,h]	0.96%	0.96%	1.07%	1.11%	1.11%	1.11%
Portfolio turnover rate	41%	98%	85%	134%	268%	284%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.

[d]	Total Return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.

[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	—	0.18%
C-Class	—	0.14%
P-Class	—	0.15%
Institutional Class	—	0.14%

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the periods presented would be:

	03/29/18	09/30/17	09/30/16
A-Class	1.20%	1.20%	1.39%
C-Class	1.95%	1.95%	2.05%
P-Class	1.20%	1.20%	1.42%
Institutional Class	0.95%	0.95%	1.05%

[i]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

RBP® LARGE-CAP VALUE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM (the “Value Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
Applied Materials, Inc.	1.7%
Delta Air Lines, Inc.	1.6%
Progressive Corp.	1.5%
Citizens Financial Group, Inc.	1.4%
FNF Group	1.4%
Avery Dennison Corp.	1.4%
Fifth Third Bancorp	1.3%
KLA-Tencor Corp.	1.3%
Cullen/Frost Bankers, Inc.	1.3%
Western Digital Corp.	1.3%
Top Ten Total	14.2%

“Ten Largest Holdings” excludes any temporary cash investments.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	Since Inception (04/18/11)
A-Class Shares	5.38%	11.50%	11.14%	11.37%
A-Class Shares with sales charge‡	0.42%	6.24%	9.82%	10.42%
C-Class Shares	5.06%	10.70%	10.36%	10.60%
C-Class Shares with CDSC§	4.10%	9.70%	10.36%	10.60%
P-Class Shares**	5.46%	11.58%	11.23%	11.46%
Guggenheim RBP Large-Cap Value Index	6.26%	13.41%	12.94%	13.18%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	5.96%	14.16%	13.20%	12.92%
				Since Inception (02/10/11)
Institutional Class Shares	5.59%	11.87%	11.53%	11.49%
Guggenheim RBP Large-Cap Value Index	6.26%	13.41%	12.94%	12.91%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	5.96%	14.16%	13.20%	12.45%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Value Total Stock Market Index and Guggenheim RBP Large-Cap Value Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception (based on subscriptions made prior to May 9, 2016), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
RBP® LARGE-CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 96.9%

Financial - 23.1%
Progressive Corp.	964	$58,737
Citizens Financial Group, Inc.	1,309	54,952
FNF Group	1,364	54,587
Fifth Third Bancorp	1,652	52,451
Cullen/Frost Bankers, Inc.	479	50,808
Ally Financial, Inc.	1,828	49,630
JPMorgan Chase & Co.	446	49,047
KeyCorp	2,384	46,607
Bank of America Corp.	1,531	45,915
CME Group, Inc. — Class A	259	41,891
Cincinnati Financial Corp.	563	41,808
Northern Trust Corp.	402	41,458
Chubb Ltd.	292	39,937
Capital One Financial Corp.	409	39,190
Comerica, Inc.	404	38,756
Citigroup, Inc.	550	37,125
Realty Income Corp. REIT	655	33,883
SunTrust Banks, Inc.	482	32,795
Liberty Property Trust REIT	769	30,552
Huntington Bancshares, Inc.	1,994	30,109
National Retail Properties, Inc. REIT	745	29,249
Total Financial		899,487

Consumer, Non-cyclical - 19.4%
Avery Dennison Corp.	500	53,125
AbbVie, Inc.	497	47,041
Lamb Weston Holdings, Inc.	800	46,576
Anthem, Inc.	205	45,038
Abbott Laboratories	714	42,783
Sysco Corp.	673	40,353
McCormick & Company, Inc.	361	38,407
Service Corporation International	991	37,400
Bristol-Myers Squibb Co.	578	36,558
Pfizer, Inc.	971	34,461
Mondelez International, Inc. — Class A	814	33,968
Johnson & Johnson	245	31,397
Altria Group, Inc.	503	31,347
Eli Lilly & Co.	394	30,484
Philip Morris International, Inc.	287	28,528
Kroger Co.	1,190	28,489
Kimberly-Clark Corp.	251	27,642
Kellogg Co.	400	26,004
Ingredion, Inc.	199	25,655
PepsiCo, Inc.	225	24,559
CVS Health Corp.	377	23,453
Merck & Company, Inc.	423	23,041
Total Consumer, Non-cyclical		756,309

Technology - 14.1%
Applied Materials, Inc.	1,154	64,174
KLA-Tencor Corp.	481	52,434
Western Digital Corp.	545	50,287
Intel Corp.	929	48,382
Broadridge Financial Solutions, Inc.	418	45,850
Microsoft Corp.	477	43,536
DXC Technology Co.	399	40,111
Teradata Corp.*	965	38,282
Microchip Technology, Inc.	392	35,813
Oracle Corp.	746	34,130
Paychex, Inc.	536	33,012
Leidos Holdings, Inc.	483	31,588
International Business Machines Corp.	190	29,152
Total Technology		546,751

Industrial - 12.4%
WestRock Co.	762	48,898
Raytheon Co.	216	46,617
L3 Technologies, Inc.	206	42,848
CH Robinson Worldwide, Inc.	444	41,607
General Dynamics Corp.	188	41,529
TE Connectivity Ltd.	412	41,159
Waste Management, Inc.	479	40,293
FLIR Systems, Inc.	797	39,858
Masco Corp.	924	37,367
Honeywell International, Inc.	247	35,694
Rockwell Collins, Inc.	249	33,578
Agilent Technologies, Inc.	483	32,312
Total Industrial		481,760

Consumer, Cyclical - 8.1%
Delta Air Lines, Inc.	1,122	61,497
Darden Restaurants, Inc.	484	41,261
Allison Transmission Holdings, Inc.	973	38,005
BorgWarner, Inc.	741	37,220
Aptiv plc	411	34,923
Kohl’s Corp.	522	34,196
Hasbro, Inc.	405	34,142
Nordstrom, Inc.	705	34,129
Total Consumer, Cyclical		315,373

Utilities - 6.2%
NRG Energy, Inc.	1,392	42,498
NextEra Energy, Inc.	254	41,486
DTE Energy Co.	315	32,886
WEC Energy Group, Inc.	509	31,914
Westar Energy, Inc.	605	31,817
Public Service Enterprise Group, Inc.	626	31,450
Alliant Energy Corp.	710	29,011
Total Utilities		241,062

Communications - 6.0%
Twenty-First Century Fox, Inc. — Class A	1,236	45,349
AT&T, Inc.	1,012	36,078
Verizon Communications, Inc.	734	35,100
Symantec Corp.	1,284	33,191
Cisco Systems, Inc.	740	31,739
News Corp. — Class A	1,771	27,982
CenturyLink, Inc.	1,503	24,694
Total Communications		234,133

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
RBP® LARGE-CAP VALUE FUND

	Shares	Value
Energy - 5.8%
ConocoPhillips	621	$36,819
Andeavor	322	32,380
Phillips 66	314	30,119
ONEOK, Inc.	464	26,411
TechnipFMC plc	864	25,445
Noble Energy, Inc.	824	24,967
Targa Resources Corp.	564	24,816
Williams Companies, Inc.	938	23,319
Total Energy		224,276

Basic Materials - 1.8%
RPM International, Inc.	768	36,611
Chemours Co.	702	34,194
Total Basic Materials		70,805

Total Common Stocks
(Cost $3,345,242)		3,769,956

EXCHANGE-TRADED FUNDS† - 0.9%
iShares S&P 500 Value ETF	309	$33,786
Total Exchange-Traded Funds
(Cost $34,725)		33,786

Total Investments - 97.8%
(Cost $3,379,967)		$3,803,742
Other Assets & Liabilities, net - 2.2%		84,983
Total Net Assets - 100.0%		$3,888,725

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,769,956	$—	$—	$3,769,956
Exchange-Traded Funds	33,786	—	—	33,786
Total Assets	$3,803,742	$—	$—	$3,803,742

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

RBP® LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments, at value (cost $3,379,967)	$3,803,742
Cash	30,187
Prepaid expenses	53,369
Receivables:
Investment Advisor	10,543
Dividends	4,570
Fund shares sold	20
Total assets	3,902,431

Liabilities:
Payable for:
Professional fees	4,389
Transfer agent/maintenance fees	2,412
Legal fees	2,206
Securities purchased	1,516
Direct shareholders expense	950
Fund shares redeemed	798
Distribution and service fees	614
Pricing fees	292
Fund accounting/administration fees	234
Trustees’ fees*	158
Miscellaneous	137
Total liabilities	13,706
Net assets	$3,888,725

Net assets consist of:
Paid in capital	$3,392,124
Undistributed net investment income	6,273
Accumulated net realized gain on investments	66,553
Net unrealized appreciation on investments	423,775
Net assets	$3,888,725

A-Class:
Net assets	$89,555
Capital shares outstanding	8,469
Net asset value per share	$10.57
Maximum offering price per share (Net asset value divided by 95.25%)	$11.10

C-Class:
Net assets	$497,733
Capital shares outstanding	47,223
Net asset value per share	$10.54

P-Class:
Net assets	$528,945
Capital shares outstanding	49,673
Net asset value per share	$10.65

Institutional Class:
Net assets	$2,772,492
Capital shares outstanding	258,465
Net asset value per share	$10.73

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends	$43,224
Total investment income	43,224

Expenses:
Management fees	14,970
Distribution and service fees:
A-Class	133
C-Class	2,603
P-Class	662
Transfer agent/maintenance fees:
A-Class	326
C-Class	1,975
P-Class	1,685
Institutional Class	8,670
Registration fees	28,133
Professional fees	19,319
Trustees’ fees*	3,953
Custodian fees	2,705
Fund accounting/administration fees	1,305
Line of credit fees	154
Miscellaneous	5,249
Total expenses	91,842
Less:
Expenses reimbursed by Adviser:
A-Class	(1,278)
C-Class	(7,420)
P-Class	(7,255)
Institutional Class	(38,425)
Expenses waived by Adviser	(14,971)
Total expenses waived/reimbursed	(69,349)
Net expenses	22,493
Net investment income	20,731

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	91,143
Net realized gain	91,143
Net change in unrealized appreciation (depreciation) on:
Investments	106,135
Net change in unrealized appreciation (depreciation)	106,135
Net realized and unrealized gain	197,278
Net increase in net assets resulting from operations	$218,009

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$20,731	$43,702
Net realized gain on investments	91,143	352,309
Net change in unrealized appreciation (depreciation) on investments	106,135	200,007
Net increase in net assets resulting from operations	218,009	596,018

Distributions to shareholders from:
Net investment income
A-Class	(1,528)	(2,908)
C-Class	(2,475)	(3,023)
P-Class	(6,105)	—
Institutional Class	(43,872)	(25,801)
Net realized gains
A-Class	(6,996)	(602)
C-Class	(42,668)	(1,781)
P-Class	(43,021)	(833)
Institutional Class	(240,357)	(12,015)
Total distributions to shareholders	(387,022)	(46,963)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,000	38,514
C-Class	—	176,583
P-Class	24,194	415,317
Institutional Class	18,445	127,836
Distributions reinvested
A-Class	8,524	3,509
C-Class	45,142	4,804
P-Class	48,591	833
Institutional Class	7,672	1,272
Cost of shares redeemed
A-Class	(18,446)	(116,051)
C-Class	(71,229)	(164,125)
P-Class	(33,077)	(111,407)
Institutional Class	(14,471)	(138,545)
Net increase from capital share transactions	17,345	238,540
Net increase (decrease) in net assets	(151,668)	787,595

Net assets:
Beginning of period	4,040,393	3,252,798
End of period	$3,888,725	$4,040,393
Undistributed net investment income at end of period	$6,273	$39,522

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

RBP® LARGE-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Capital share activity:
Shares sold
A-Class	184	3,686
C-Class	—	17,137
P-Class	2,185	39,764
Institutional Class	1,687	12,249
Shares issued from reinvestment of distributions
A-Class	812	346
C-Class	4,308	477
P-Class	4,601	82
Institutional Class	722	125
Shares redeemed
A-Class	(1,644)	(11,273)
C-Class	(6,482)	(16,753)
P-Class	(2,992)	(10,237)
Institutional Class	(1,295)	(13,054)
Net increase in shares	2,086	22,549

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$11.12	$9.67	$9.11	$11.65	$11.62	$10.78
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.11	.09	.11	.09	.10
Net gain (loss) on investments (realized and unrealized)	.54	1.61	1.06	(.42)	1.44	2.36
Total from investment operations	.59	1.72	1.15	(.31)	1.53	2.46
Less distributions from:
Net investment income	(.20)	(.22)	(.10)	(.12)	(.08)	(.14)
Net realized gains	(.94)	(.05)	(.49)	(2.11)	(1.42)	(1.48)
Total distributions	(1.14)	(.27)	(.59)	(2.23)	(1.50)	(1.62)
Net asset value, end of period	$10.57	$11.12	$9.67	$9.11	$11.65	$11.62

Total Return[c]	5.38%	18.07%	13.05%	(3.61%)	14.07%	26.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$90	$101	$158	$230	$332	$1,308
Ratios to average net assets:
Net investment income (loss)	0.97%	1.10%	0.94%	1.11%	0.78%	0.90%
Total expenses[d]	4.84%	5.22%	6.13%	5.21%	4.42%	5.61%
Net expenses[e,f,g]	1.21%	1.22%	1.41%	1.50%	1.50%	1.51%
Portfolio turnover rate	44%	132%	119%	165%	138%	178%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$10.98	$9.49	$8.96	$11.53	$11.53	$10.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.03	.03	.05	.03	.03
Net gain (loss) on investments (realized and unrealized)	.54	1.59	1.04	(.43)	1.42	2.35
Total from investment operations	.55	1.62	1.07	(.38)	1.45	2.38
Less distributions from:
Net investment income	(.05)	(.08)	(.05)	(.08)	(.03)	(.05)
Net realized gains	(.94)	(.05)	(.49)	(2.11)	(1.42)	(1.48)
Total distributions	(.99)	(.13)	(.54)	(2.19)	(1.45)	(1.53)
Net asset value, end of period	$10.54	$10.98	$9.49	$8.96	$11.53	$11.53

Total Return[c]	5.06%	17.14%	12.32%	(4.45%)	13.40%	25.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$498	$542	$460	$549	$671	$625
Ratios to average net assets:
Net investment income (loss)	0.20%	0.34%	0.32%	0.46%	0.24%	0.28%
Total expenses[d]	5.56%	5.89%	6.78%	5.90%	5.04%	6.21%
Net expenses[e,f,g]	1.96%	1.97%	2.06%	2.10%	2.10%	2.11%
Portfolio turnover rate	44%	132%	119%	165%	138%	178%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$11.12	$9.46	$8.93	$11.47	$11.56	$10.75
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.11	.10	.13	.11	.12
Net gain (loss) on investments (realized and unrealized)	.55	1.60	1.04	(.42)	1.42	2.34
Total from investment operations	.60	1.71	1.14	(.29)	1.53	2.46
Less distributions from:
Net investment income	(.13)	—	(.12)	(.14)	(.20)	(.17)
Net realized gains	(.94)	(.05)	(.49)	(2.11)	(1.42)	(1.48)
Total distributions	(1.07)	(.05)	(.61)	(2.27)	(1.62)	(1.65)
Net asset value, end of period	$10.65	$11.12	$9.46	$8.93	$11.47	$11.56

Total Return[c]	5.46%	18.09%	13.19%	(3.56%)	14.21%	26.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$529	$510	$154	$11	$6	$15
Ratios to average net assets:
Net investment income (loss)	0.96%	1.05%	1.06%	1.28%	0.94%	1.09%
Total expenses[d]	4.70%	5.31%	5.70%	5.15%	4.29%	5.46%
Net expenses[e,f,g]	1.21%	1.22%	1.25%	1.35%	1.35%	1.36%
Portfolio turnover rate	44%	132%	119%	165%	138%	178%

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$11.22	$9.61	$9.07	$11.61	$11.58	$10.77
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.14	.12	.15	.15	.15
Net gain (loss) on investments (realized and unrealized)	.55	1.62	1.06	(.42)	1.43	2.34
Total from investment operations	.62	1.76	1.18	(.27)	1.58	2.49
Less distributions from:
Net investment income	(.17)	(.10)	(.15)	(.16)	(.13)	(.20)
Net realized gains	(.94)	(.05)	(.49)	(2.11)	(1.42)	(1.48)
Total distributions	(1.11)	(.15)	(.64)	(2.27)	(1.55)	(1.68)
Net asset value, end of period	$10.73	$11.22	$9.61	$9.07	$11.61	$11.58

Total Return[c]	5.59%	18.42%	13.42%	(3.31%)	14.55%	26.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,772	$2,887	$2,480	$2,860	$3,610	$2,910
Ratios to average net assets:
Net investment income (loss)	1.21%	1.35%	1.32%	1.50%	1.26%	1.36%
Total expenses[d]	4.40%	4.78%	5.78%	4.90%	4.04%	5.21%
Net expenses[e,f,g]	0.96%	0.97%	1.05%	1.10%	1.10%	1.11%
Portfolio turnover rate	44%	132%	119%	165%	138%	178%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total Return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	—	1.10%
C-Class	—	1.07%
P-Class	—	1.03%
Institutional Class	—	0.99%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the periods presented would be:

	03/29/18	09/30/17	09/30/16
A-Class	1.20%	1.20%	1.40%
C-Class	1.95%	1.95%	2.05%
P-Class	1.20%	1.20%	1.24%
Institutional Class	0.95%	0.95%	1.04%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Effective May 9, 2016, the A Class maximum front-end sales charge was changed from 5.75% to 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1.25% contingent deferred sales charge (“CDSC”), if shares are redeemed within 18 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 29, 2018, the Trust consisted of five funds.

This report covers the Directional Allocation Fund, RBP® Dividend Fund, RBP® Large-Cap Defensive Fund, RBP® Large-Cap Market Fund and RBP® Large-Cap Value Fund (the “Funds”), each a diversified investment company.

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index as follows:

Fund	Index
Directional Allocation Fund	Guggenheim Directional Allocation Index
RBP® Dividend Fund	Guggenheim RBP® Dividend Index
RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Defensive Index
RBP® Large-Cap Market Fund	Guggenheim RBP® Large-Cap Market Index
RBP® Large-Cap Value Fund	Guggenheim RBP® Large-Cap Value Index

Guggenheim Partners Investment Management, LLC (“GPIM”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GPIM and GFD are affiliated entities.

Significant Accounting Policies

March 29, 2018 represents the last day during the Funds’ semi-annual period on which the New York Stock Exchange (“NYSE”) was open for trading. The Funds’ financial statements have been presented through that date to maintain consistency with the Funds’ NAV calculations used for shareholder transactions.

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each class of the Funds is calculated by dividing the market value of a Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GPIM, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s/liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

(b) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of dividend income and foreign taxes on capital gains from sales of investments are included with the net realized and unrealized gain (loss) on investments. Foreign taxes payable or deferred as of March 29, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(c) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(d) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

(e) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro-rata basis upon the respective aggregate net assets of each Fund included in the Trust.

(f) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.68% at March 29, 2018.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(g) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GPIM investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Directional Allocation Fund	0.95%
RBP® Dividend Fund	0.75%
RBP® Large-Cap Defensive Fund	0.75%
RBP® Large-Cap Market Fund	0.75%
RBP® Large-Cap Value Fund	0.75%

GPIM engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. Bank of New York Mellon Corp. (“BNY”) acts as the Trust’s custodian. As custodian, BNY is responsible for the custody of the Trust’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ fees and out of pocket expenses. For providing the aforementioned transfer agent services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

Certain Trustees and Officers of the Trust are also officers of GPIM and/or GFD. The Trust does not compensate its officers, directors, and/or employees of GPIM and GFA.

The Trust has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

The Trust has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s A-Class Shares will be paid to certain service providers for performing certain shareholder and administrative services.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Directional Allocation Fund - A-Class	1.50%	05/09/16	02/01/19
Directional Allocation Fund - C-Class	2.10%	05/09/16	02/01/19
Directional Allocation Fund - P-Class	1.35%	05/09/16	02/01/19
Directional Allocation Fund - Institutional Class	1.10%	05/09/16	02/01/19
RBP® Dividend Fund - A-Class	1.20%	05/09/16	02/01/19
RBP® Dividend Fund - C-Class	1.95%	05/09/16	02/01/19
RBP® Dividend Fund - P-Class	1.20%	05/09/16	02/01/19
RBP® Dividend Fund - Institutional Class	0.95%	05/09/16	02/01/19
RBP® Large-Cap Defensive Fund - A-Class	1.20%	05/09/16	02/01/19
RBP® Large-Cap Defensive Fund - C-Class	1.95%	05/09/16	02/01/19
RBP® Large-Cap Defensive Fund - P-Class	1.20%	05/09/16	02/01/19
RBP® Large-Cap Defensive Fund - Insititutional Class	0.95%	05/09/16	02/01/19
RBP® Large-Cap Market Fund - A-Class	1.20%	05/09/16	02/01/19
RBP® Large-Cap Market Fund - C-Class	1.95%	05/09/16	02/01/19
RBP® Large-Cap Market Fund - P-Class	1.20%	05/09/16	02/01/19
RBP® Large-Cap Market Fund - Institutional Class	0.95%	05/09/16	02/01/19
RBP® Large-Cap Value Fund - A-Class	1.20%	05/09/16	02/01/19
RBP® Large-Cap Value Fund - C-Class	1.95%	05/09/16	02/01/19
RBP® Large-Cap Value Fund - P-Class	1.20%	05/09/16	02/01/19
RBP® Large-Cap Value Fund - Institutional Class	0.95%	05/09/16	02/01/19

GPIM is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GPIM is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GPIM. At March 29, 2018, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2018	Expires 2019	Expires 2020	Expires 2021	Fund Total
Directional Allocation Fund
A-Class	$—	$—	$1,905	$150	$2,055
C-Class	—	120,829	106,751	8,647	236,227
P-Class	—	16,404	13,211	1,255	30,870
Institutional Class	—	107,659	102,547	2,975	213,181
RBP® Dividend Fund
A-Class	$33,280	$49,417	$37,229	$19,082	$139,008
C-Class	43,418	55,137	37,227	20,148	155,930
P-Class	11,279	10,143	22,284	6,498	50,204
Institutional Class	79,241	63,566	28,704	13,333	184,844
RBP® Large-Cap Defensive Fund
A-Class	$16,151	$33,766	$29,219	$13,135	$92,271
C-Class	33,373	51,418	40,700	18,829	144,320
P-Class	49,754	7,098	4,888	1,884	63,624
Institutional Class	43,010	62,834	58,522	29,888	194,254
RBP® Large-Cap Market Fund
A-Class	$13,892	$29,854	$33,396	$10,593	$87,735
C-Class	36,005	60,121	61,796	23,939	181,861
P-Class	45,393	6,773	2,125	446	54,737
Institutional Class	61,686	56,548	45,468	14,375	178,077
RBP® Large-Cap Value Fund
A-Class	$11,175	$8,939	$5,447	$1,612	$27,173
C-Class	31,163	23,495	18,947	9,372	82,977
P-Class	—	—	13,725	9,240	22,965
Institutional Class	132,354	124,256	103,883	49,125	409,618

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 29, 2018, GPIM recouped amounts from the Funds as follows:

Directional Allocation Fund	$65,060
RBP® Dividend Fund	426
RBP® Large-Cap Defensive Fund	1,531

For the period ended March 29, 2018, GFD retained sales charges of $15,258 relating to sales of A-Class shares of the Trust.

Note 3 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 29, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Directional Allocation Fund	$562,052,292	$140,440,104	$(5,077,736)	$135,362,368
RBP® Dividend Fund	16,538,979	1,425,593	(580,564)	845,029
RBP® Large-Cap Defensive Fund	16,693,762	2,544,733	(367,820)	2,176,913
RBP® Large-Cap Market Fund	15,306,765	3,910,244	(187,493)	3,722,751
RBP® Large-Cap Value Fund	3,398,742	466,067	(61,067)	405,000

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	—	quoted prices in active markets for identical assets or liabilities.

Level 2	—	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Securities Transactions

For the period ended March 29, 2018, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Directional Allocation Fund	$231,406,423	$276,055,657
RBP® Dividend Fund	7,214,554	9,265,282
RBP® Large-Cap Defensive Fund	11,325,963	14,875,985
RBP® Large-Cap Market Fund	8,282,026	11,251,230
RBP® Large-Cap Value Fund	1,734,309	2,077,958

Note 6 - Line of Credit

The Trust had a $50,000,000 Line of Credit (the “Line”), until May 30, 2017, which was uncommitted, with the Bank of New York Mellon. The Line covered the Funds and other series of the Trust. The Line was for temporary purposes to provide liquidity for shareholder redemptions to the extent of amounts drawn (borrowed) under the Line. Interest was based on the higher of the federal funds rate 0.82% at March 29, 2018 one-month LIBOR or an overnight Eurodollar Rate, as stated in in the terms of the agreement, in effect at the time of borrowing, plus a margin.

On May 30, 2017, the Trust amended and renewed a Line of Credit in a reduced amount of $35,000,000 (the “Line”), which is uncommitted, with the Bank of New York Mellon until May 29, 2018. The Line covers the Funds and other series of the Trust. The Line is primarily used for temporary purposes to provide liquidity for shareholder redemptions to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in in the terms of the Line, in effect at the time of borrowing, plus a margin. The Funds did not have any borrowings under the Line as of the period ended March 29, 2018.

The Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations, and along with facility fees, were allocated among such funds based upon each Fund’s net assets. The allocated interest expense amount for each Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Amy J. Lee*** (1961)	Trustee, Vice President and Chief Legal Officer	Since February 2018	Current: Interested Trustee, certain other funds in the Fund Complex (February 2018-present); President, certain other funds in the Fund Complex (2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Exceutive Officer (2017-February 2018); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	158	None.
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2015	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	51	Current: Trustee, Purpose Investments Funds (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 2015	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	48	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chairman of the Audit Committee	Since 2015	Current: President, Washburn University (1997-present).	48	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2015	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	48	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2015	Current: Partner, Momkus McCluskey LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	51

Current: PPM Fund Board (February 2018 – present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Maynard F. Oliverius (1943)	Trustee	Since 2015	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	48

Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2015	Current: Portfolio Consultant (2010-present); Member, Governing Council (2003-present) and Executive Committee (2016-present), Independent Directors Council. Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	48	Current: Western Asset Inflation-Linked Opportunities & Income Fund (2004 - present); Western Asset Inflation- Linked Income Fund (2003- present). Former: Bennett Group of Funds (2011-2013).

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since February 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (February 2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (January 2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (January 2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-January 2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2015

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Treasurer	Since 2010

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Investments (2015-present).

Former: Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-April 2018); Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Mark E. Mathiasen (1978)	Secretary	Since 2015	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2015	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2016

Current: CCO, certain other funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Security Investors, LLC (2012-2018); CCO, Guggenheim Funds Investment Advisors, LLC (2012-2018); CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2015

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer for Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2015

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting and Treasurer	Since 2015

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her other successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is an “interested person” (as defined in Section 2(a)(19) of the 1940) (“Interested Trustee”) of the Trust because of her affiliation with Guggenhiem Investments.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The Affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable

Item 13.	Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Separate certifications by the President (principal executive officer) and Chief Financial Officer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 6, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Chief Accounting Officer

Date	June 6, 2018

*	Print the name and title of each signing officer under his or her signature.